UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané Tyler, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – May 31, 2013

Item 1.    Report to Stockholders.

1
Semi-Annual | May 31, 2013 (Unaudited)

Performance Overview
May 31, 2013 (Unaudited)

FUND DESCRIPTION

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the Cohen & Steers Global Realty Majors Index (the “Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI.” The Fund will normally invest substantially all of its assets in the 75 stocks that comprise the Cohen & Steers Global Realty Majors Index. The Fund began trading on May 9, 2008.

The Index is a free-float, market-cap-weighted total return index of selected real estate equity securities maintained by Cohen & Steers. It is quoted intraday on a real-time basis by the Chicago Mercantile Exchange under the symbol GRM. The Index’s free-float market capitalization approach and qualitative screening process emphasize companies that the Cohen & Steers Index Committee believes are leading the securitization of real estate globally.

PERFORMANCE OVERVIEW

Average Annual Total Return as of May 31, 2013

	6 Months	1 Year	3 Year	5 Year	Since Inception*
Fund Performance
NAV	8.39%	24.73%	15.92%	1.78%	0.69%
Market Price**	7.91%	23.82%	15.94%	1.38%	0.59%
Index Performance
Cohen & Steers Global Realty Majors Portfolio Index	8.82%	25.60%	16.81%	2.55%	1.55%
FTSE EPRA/NAREIT Developed Real Estate Index	9.26%	25.07%	16.27%	2.55%	1.56%
S&P 500® Total Return Index	16.43%	27.27%	16.87%	5.43%	5.13%

Total Expense Ratio (per the current prospectus) 0.55%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	Fund Inception 5/7/08.

**	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Cohen & Steers Global Realty Majors® Portfolio Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

2
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Performance Overview
May 31, 2013 (Unaudited)

GROWTH OF $10K as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in Cohen & Steers Global Realty Majors ETF and Cohen & Steers Global Realty Majors Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS (as a % of Net Assets)* as of May 31, 2013

Simon Property Group, Inc.	4.00%
Mitsui Fudosan Co., Ltd.	3.64
Unibail-Rodamco	3.53
Westfield Group	3.40
Mitsubishi Estate Co., Ltd.	3.40
Public Storage	3.29
HCP REIT, Inc.	3.23

Ventas, Inc.	3.13%
Sun Hung Kai Properties, Ltd.	3.08
ProLogis	3.00
Percent of Net assets in Top Ten Holdings:	33.70%

* Future holdings are subject to change.

GEOGRAPHIC BREAKDOWN**†

United States	47.42%
Hong Kong	12.91
Japan	11.59
Australia	8.20
United Kingdom	6.15
France	4.98
Singapore	3.67

Canada	2.05%
Germany	0.76
Brazil	0.70
Netherlands	0.65
Switzerland	0.53
Sweden	0.39

** % of Total Investments.

† Future breakdown are subject to change.

3
Semi-Annual | May 31, 2013 (Unaudited)

Disclosure of Fund Expenses
For the six months ended May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 05/31/13	Expense Ratio(a)	Expenses Paid During the Period 12/1/12 to 05/31/13(b)
Actual	$1,000.00	$1,083.90	0.55%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

4
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Schedule of Investments
May 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.68%)
Australia (8.18%)
Dexus Property Group	794,708	$836,631
Goodman Group	248,434	1,222,103
GPT Group	267,652	996,446
Mirvac Group	560,925	899,193
Stockland Trust Group	366,227	1,279,313
Westfield Group	338,223	3,728,973

		8,962,659

Brazil (0.70%)
BR Malls Participacoes SA	75,400	768,504

Canada (2.05%)
Boardwalk REIT*	6,465	380,386
Dundee REIT	16,651	547,512
RioCan REIT	49,639	1,316,684

		2,244,582

France (4.96%)
Gecina SA	4,324	530,145
ICADE	3,753	341,603
Klepierre	16,110	695,173
Unibail-Rodamco	15,745	3,872,912

		5,439,833

Germany (0.75%)
Deutsche EuroShop AG	7,538	327,236
Deutsche Wohnen AG	26,531	498,116

		825,352

Hong Kong (12.88%)
China Overseas Land & Investment, Ltd.	633,000	1,887,763
China Resources Land, Ltd.	305,500	938,626
Hang Lung Properties, Ltd.	318,000	1,118,362
Hongkong Land Holdings, Ltd.	194,600	1,352,470
The Link Real Estate Investment Trust	376,164	1,945,609
Sino Land Co., Ltd.	486,000	724,999
Sun Hung Kai Properties, Ltd.	254,000	3,376,807
Swire Properties, Ltd.	173,000	541,558
The Wharf Holdings, Ltd.	249,700	2,222,744

		14,108,938

Japan (11.56%)
Japan Retail Fund Investment Corp.	350	668,956
Mitsubishi Estate Co., Ltd.	147,000	3,727,132
Mitsui Fudosan Co., Ltd.	140,000	3,990,045

5
Semi-Annual | May 31, 2013 (Unaudited)

Schedule of Investments
May 31, 2013 (Unaudited)

Security Description	Shares	Value

Japan (11.56%) (continued)
Nippon Building Fund, Inc.	113	$1,175,502
Sumitomo Realty & Development Co., Ltd.	79,000	3,110,298

		12,671,933

Netherlands (0.65%)
Corio N.V.	15,783	708,140

Singapore (3.66%)
Ascendas Real Estate Investment Trust	303,066	556,282
CapitaLand, Ltd.	423,000	1,157,941
CapitaMall Trust	422,347	718,419
City Developments, Ltd.	74,000	631,133
Global Logistic Properties, Ltd.	424,000	945,987

		4,009,762

Sweden (0.39%)
Castellum AB	28,249	426,080

Switzerland (0.52%)
PSP Swiss Property AG	6,323	574,938

United Kingdom (6.13%)
British Land Co. Plc	164,638	1,523,430
Derwent London Plc	14,102	511,670
Great Portland Estates Plc	56,783	477,973
Hammerson Plc	117,048	912,339
Intu Properties Plc	110,201	567,456
Land Securities Group Plc	128,732	1,825,896
Segro Plc	121,918	517,570
Shaftesbury Plc	41,312	386,349

		6,722,683

United States (47.25%)
Alexandria Real Estate Equities, Inc.	11,563	792,066
American Campus Communities, Inc.	17,314	706,931
AvalonBay Communities, Inc.	18,780	2,491,355
Boston Properties, Inc.	25,056	2,670,469
Brookfield Office Properties, Inc.	41,339	709,791
Camden Property Trust	13,979	968,046
Digital Realty Trust, Inc.	20,693	1,260,411
Douglas Emmett, Inc.	21,712	553,439
Equity Residential	52,943	2,993,927
Essex Property Trust, Inc.	6,272	985,582
Federal Realty Investment Trust	10,731	1,156,265
General Growth Properties, Inc.	74,340	1,526,200

6
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Schedule of Investments
May 31, 2013 (Unaudited)

Security Description		Shares	Value

United States (47.25%) (continued)
HCP REIT, Inc.		74,758	$3,542,034
Health Care REIT, Inc.		43,081	2,930,800
Host Hotels & Resorts, Inc.		119,915	2,133,288
Kimco Realty Corp.		67,255	1,489,698
Liberty Property Trust		19,768	802,185
The Macerich Co.		22,628	1,468,783
ProLogis		81,475	3,283,443
Public Storage		23,761	3,606,920
Realty Income Corp.		32,000	1,454,400
Regency Centers Corp.		14,849	766,208
Simon Property Group, Inc.		26,366	4,388,357
SL Green Realty Corp.		15,033	1,307,570
Tanger Factory Outlet Centers		15,460	533,061
UDR, Inc.		41,112	1,001,899
Ventas, Inc.		48,131	3,435,109
Vornado Realty Trust		27,911	2,231,484
Weingarten Realty Investors		18,329	584,329

			51,774,050

TOTAL COMMON STOCKS
(Cost $95,594,264)			109,237,454

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.05%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	51,169	51,169

TOTAL SHORT TERM INVESTMENTS
(Cost $51,169)			51,169

TOTAL INVESTMENTS (99.73%)
(Cost $95,645,433)			$109,288,623

NET OTHER ASSETS AND LIABILITIES (0.27%)			295,591

NET ASSETS (100.00%)			$109,584,214

*	Non-income producing security.
(a)	Less than 0.0005%

7
Semi-Annual | May 31, 2013 (Unaudited)

Schedule of Investments
May 31, 2013 (Unaudited)

Common Abbreviations:
AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Company.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.

8
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Statement of Assets & Liabilities
May 31, 2013 (Unaudited)

ASSETS:
Investments, at value	$109,288,623
Cash	6,055
Foreign currency, at value (Cost $17,368)	17,382
Foreign tax reclaims	20,216
Dividends receivable	305,844
Total Assets	109,638,120

LIABILITIES:
Payable to advisor	53,906
Total Liabilities	53,906
NET ASSETS	$109,584,214

NET ASSETS CONSIST OF:
Paid-in capital	$102,409,295
Accumulated undistributed net investment loss	(3,085,308)
Accumulated net realized loss on investments and foreign currency transactions	(3,378,807)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,639,034
NET ASSETS	$109,584,214

INVESTMENTS, AT COST	$95,645,433

PRICING OF SHARES
Net Assets	$109,584,214
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,700,000
Net Asset Value, offering and redemption price per share	$40.59

See Notes to Financial Statements.	9
Semi-Annual | May 31, 2013 (Unaudited)

Statement of Operations

For the Six Months Ended May 31, 2013 (Unaudited)
INVESTMENT INCOME:
Dividends(a)	$1,500,952
Total Investment Income	1,500,952

EXPENSES:
Investment advisory fee	250,427
Total Net Expenses	250,427
NET INVESTMENT INCOME	1,250,525

Net realized gain on investments	93,351
Net realized loss on foreign currency transactions	(10,011)
Net change in unrealized appreciation on investments	4,094,010
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(2,493)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,174,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,425,382

(a)	Net of foreign withholding tax of $86,541.

10	See Notes to Financial Statements.
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
OPERATIONS:
Net investment income	$1,250,525	$1,557,853
Net realized gain on investments and foreign currency transactions	83,340	1,515,849
Net change in unrealized appreciation on investments and foreign currency	4,091,517	9,937,032
Net increase in net assets resulting from operations	5,425,382	13,010,734

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,021,295)	(1,417,294)
Total distributions	(4,021,295)	(1,417,294)

SHARE TRANSACTIONS:
Proceeds from sale of shares	41,345,340	18,618,717
Cost of shares redeemed	(4,423,476)	(9,371,914)
Net increase from share transactions	36,921,864	9,246,803
Net increase in net assets	38,325,951	20,840,243

NET ASSETS:
Beginning of year	71,258,263	50,418,020
End of period*	$109,584,214	$71,258,263

*Including accumulated net investment loss of:	$(3,085,308)	$(314,538)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	1,800,000	1,550,000
Shares sold	1,000,000	500,000
Shares redeemed	(100,000)	(250,000)
Shares outstanding, end of period	2,700,000	1,800,000

See Notes to Financial Statements.	11
Semi-Annual | May 31, 2013 (Unaudited)

	For the Six Months Ended May 31, 2013 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$39.59

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.56	(b)
Net realized and unrealized gain/(loss) on investments	2.67
Total from Investment Operations	3.23

LESS DISTRIBUTIONS:
From net investment income	(2.23)
Total Distributions	(2.23)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.00
NET ASSET VALUE, END OF PERIOD	$40.59

TOTAL RETURN(c)	8.39%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$109,584

RATIOS TO AVERAGE NET ASSETS:
Operating expenses	0.55	%(d)
Net investment income	2.75	%(d)
PORTFOLIO TURNOVER RATE(e)	7%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.

(b)	Calculated using average shares outstanding.

(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

12	See Notes to Financial Statements.
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period May 7, 2008 (Inception) through December 31, 2008
$32.53	$35.52	$31.35	$25.06	$50.00

0.91 (b)	0.97 (b)	1.43 (b)	0.98	0.47
6.97	(2.87)	4.68	7.00	(24.92)
7.88	(1.90)	6.11	7.98	(24.45)

(0.82)	(1.09)	(1.94)	(1.69)	(0.49)
(0.82)	(1.09)	(1.94)	(1.69)	(0.49)
7.06	(2.99)	4.17	6.29	(24.94)
$39.59	$32.53	$35.52	$31.35	$25.06

24.50%	(5.53)%	19.91%	32.51%	(48.90)%

$71,258	$50,418	$42,626	$12,603	$5,063

0.55%	0.55% (d)	0.55%	0.55%	0.55	%(d)
2.47%	3.02% (d)	4.33%	3.24%	3.49	%(d)
4%	15%	14%	18%	18%

13
Semi-Annual | May 31, 2013 (Unaudited)

Notes to Financial Statements
May 31, 2013 (Unaudited)

1.   ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Cohen & Steers Global Realty Majors Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

14
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2013 (Unaudited)

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Foreign Currency Translation and Foreign Investments

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency

15
Semi-Annual | May 31, 2013 (Unaudited)

Notes to Financial Statements
May 31, 2013 (Unaudited)

gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of May 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2012, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Year of Expiration
2016	2017	2018	Total
$176,692	$809,982	$187,815	$1,174,489

At November 30, 2012, the Fund had available for tax purposes unused post-enactment capital loss carry forwards as follows:

Short-Term	Long-Term
$372,477	$651,795

16
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2013 (Unaudited)

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

For the Year Ended November 30, 2012
Distributions paid from:
Ordinary income	$ 1,417,294
Total	$ 1,417,294

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investment for income tax purposes	$ 96,997,089

Gross Appreciation (excess of value over tax cost)	$ 13,765,000
Gross Depreciation (excess of tax cost over value)	(1,473,466)
Net Unrealized Appreciation	$ 12,291,534

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly

17
Semi-Annual | May 31, 2013 (Unaudited)

Notes to Financial Statements
May 31, 2013 (Unaudited)

to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds investments as of May 31, 2013:

Investments in Securities at Value	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks*	$109,237,454	$–	$–	$109,237,454
Short Term Investments	51,169	–	–	51,169
TOTAL	$109,288,623	$–	$–	$109,288,623

*	For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

18
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Notes to Financial Statements
May 31, 2013 (Unaudited)

3.   INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any subadviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4.   PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$ 6,104,320	$ 6,038,493

For the six months ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$ 36,414,265	$ 2,447,256

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

19
Semi-Annual | May 31, 2013 (Unaudited)

Notes to Financial Statements
May 31, 2013 (Unaudited)

5.   CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.   INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

20
An ALPS Advisors Solution | www.alpsfunds.com | 866.513.5856

Additional Information
May 31, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds. com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

21
Semi-Annual | May 31, 2013 (Unaudited)

This report has been prepared for Cohen & Steers Global Realty Majors ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the Cohen & Steers Global Realty Majors ETF.

GRI000220

ALPS EQUAL Sector Weight ETF

ALPS ETF Trust

SEMI-ANNUAL REPORT

May 31, 2013

An ALPS Advisors Solution

ALPS Equal Sector Weight ETF

ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Performance Overview
May 31, 2013 (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Banc of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively the “Underlying Sector ETFs”) that track the Underlying Sector indexes of which the Underlying Index is comprised.

PERFORMANCE as of May 31, 2013

Average Annual Total Return	YTD	6 Month	1 Year	3 Year	Since Inception Annualized*
ALPS Equal Sector Weight ETF
NAV (Net Asset Value)	14.41%	15.61%	25.97%	16.50%	18.71%
Market Price**	14.37%	15.65%	26.15%	16.56%	18.79%
Banc of America Securities Merrill Lynch Equal Sector Weight Index	13.61%	14.60%	23.70%	14.48%	16.65%
S&P 500® Total Return Index	15.37%	16.43%	27.27%	16.87%	19.00%
Total Expense Ratio (per the current Prospectus)	0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.675.2639 or visit www.alpsfunds.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	The Fund commenced Investment Operations on July 06, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Banc of America Securities Merrill Lynch Equal Sector Weight Index: a U.S. equity index comprised, in equal weights, of nine sub-indices, and is a price-return index.

S&P 500® Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor cannot invest directly in an index.

Semi-Annual Report	May 31, 2013	2

ALPS Equal Sector Weight ETF	Performance Overview
May 31, 2013 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2013:

SECTOR WEIGHTING COMPARISON^ as of May 31, 2013

	EQL*	S&P 500®
Healthcare (XLV)	11.5%	12.5%
Financials (XLF)	11.5	15.9
Consumer Discretionary (XLY)	11.4	11.6
Technology (XLK)	11.2	21.1
Consumer Staples (XLP)	11.1	11.0
Industrials (XLI)	11.1	10.1
Energy (XLE)	10.8	10.9
Materials (XLB)	10.8	3.4
Utilities (XLU)	10.6	3.5

Source: S&P 500®

^	Sector weights subject to change.
*	Percentages based on Total Investments.

3	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Performance Overview
May 31, 2013 (Unaudited)

SECTOR ALLOCATION as of May 31, 2013

Sector weights and allocations subject to change.

GROWTH OF $10,000 as of May 31, 2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report	May 31, 2013	4

ALPS Equal Sector Weight ETF	Disclosure of Fund Expenses
For the Six Months Ended May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expense Ratio(a)	Expenses Paid During the Period(b) 12/1/12- 5/31/13
Actual	$1,000.00	$1,156.10	0.34%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.34%	$1.72

(a)	Annualized based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

5	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Statement of Investments
May 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (99.96%)
Consumer Discretionary (11.40%)
Consumer Discretionary Select Sector SPDR® Fund		189,409	$10,629,633

Consumer Staples (11.11%)
Consumer Staples Select Sector SPDR® Fund		258,857	10,364,634

Energy (10.81%)
Energy Select Sector SPDR® Fund		125,239	10,085,497

Financials (11.49%)
Financial Select Sector SPDR® Fund		540,003	10,713,660

Healthcare (11.51%)
Health Care Select Sector SPDR® Fund		223,002	10,735,316

Industrials (11.07%)
Industrial Select Sector SPDR® Fund		237,457	10,327,005

Materials (10.81%)
Materials Select Sector SPDR® Fund		250,057	10,077,297

Technology (11.19%)
Technology Select Sector SPDR® Fund		329,499	10,431,938

Utilities (10.57%)
Utilities Select Sector SPDR® Fund		261,541	9,860,096

TOTAL EXCHANGE TRADED FUNDS
(Cost $75,842,794)			93,225,076

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	60,318	60,318

TOTAL SHORT TERM INVESTMENTS
(Cost $60,318)			60,318

TOTAL INVESTMENTS (100.02%)
(Cost $75,903,112)			$93,285,394
NET LIABILITIES LESS OTHER ASSETS (-0.02%)			(26,933)

NET ASSETS (100.00%)			$93,258,461

(a)	Less than 0.0005%

Common	Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

Semi-Annual Report	May 31, 2013	6

ALPS Equal Sector Weight ETF	Statement of Assets and Liabilities
May 31, 2013 (Unaudited)

ASSETS:
Investments, at value	$93,285,394

Total Assets	93,285,394

LIABILITIES:
Payable to advisor	26,933

Total Liabilities	26,933

NET ASSETS	$93,258,461

NET ASSETS CONSIST OF:
Paid-in capital	$75,406,486
Accumulated net investment loss	(58,446)
Accumulated net realized gain on investments	528,139
Net unrealized appreciation on investments	17,382,282

NET ASSETS	$93,258,461

INVESTMENTS, AT COST	$75,903,112

PRICING OF SHARES
Net Assets	$93,258,461
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,050,000
Net Asset Value, offering and redemption price per share	$45.49

See Notes to Financial Statements.

7	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Statement of Operations
For the Six Months Ended May 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$981,397

Total Investment Income	981,397

EXPENSES:
Investment advisory fee	156,593

Total expenses before reimbursement	156,593

Expenses reimbursed/waived by: Investment advisor	(12,757)

NET EXPENSES	143,836

NET INVESTMENT INCOME	837,561

Net realized gain on investments	735,855
Net change in unrealized appreciation on investments	10,551,206

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,287,061

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,124,622

See Notes to Financial Statements.

Semi-Annual Report	May 31, 2013	8

ALPS Equal Sector Weight ETF	Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
OPERATIONS:
Net investment income	$837,561	$1,365,947
Net realized gain on investments	735,855	3,927,820
Net change in unrealized appreciation on investments	10,551,206	4,202,695

Net increase in net assets resulting from operations	12,124,622	9,496,462

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(896,007)	(1,375,473)
From tax return of capital	–	(41,418)

Total distributions	(896,007)	(1,416,891)

SHARE TRANSACTIONS:
Proceeds from sale of shares	12,753,099	30,174,030
Cost of shares redeemed	(6,315,030)	(24,753,246)

Net increase from share transactions	6,438,069	5,420,784

Net increase in net assets	17,666,684	13,500,355

NET ASSETS:
Beginning of period	75,591,777	62,091,422

End of period*	$93,258,461	75,591,777

* Including accumulated net investment loss of:	$(58,446)	$–

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	1,900,000	1,750,000
Shares sold	300,000	800,000
Shares redeemed	(150,000)	(650,000)

Shares outstanding, end of period	2,050,000	1,900,000

See Notes to Financial Statements.

9	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF

	For The Six Months Ended May 31, 2013 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$39.79

INCOME FROM OPERATIONS:

Net investment income	0.42	(b)
Net realized and unrealized gain on investments	5.74

Total from Investment Operations	6.16

LESS DISTRIBUTIONS:
From net investment income	(0.46)
From capital gains	–
From tax return of capital	–

Total Distributions	(0.46)

NET INCREASE IN NET ASSET VALUE	5.70

NET ASSET VALUE, END OF PERIOD	$45.49

TOTAL RETURN(c)	15.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$93,258

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.98	%(d)
Net investment income excluding reimbursement/waiver	1.95	%(d)
Expenses including reimbursement/waiver	0.34	%(d)
Expenses excluding reimbursement/waiver	0.37	%(d)
PORTFOLIO TURNOVER RATE(e)	1%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Semi-Annual Report	May 31, 2013	10

Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Year Ended November 30, 2012(a)	For the Period January 1, 2011 to November 30, 2011(a)		For the Year Ended December 31, 2010	For the Period July 7, 2009 (Inception) through December 31, 2009
$35.48	$35.34		$31.13	$25.04

0.69 (b)	0.41	(b)	0.68 (b)	0.31
4.35	0.18		4.14	6.10

5.04	0.59		4.82	6.41

(0.71)	(0.45)		(0.61)	(0.31)
–	–		–	(0.01)
(0.02)	–		–	–

(0.73)	(0.45)		(0.61)	(0.32)

4.31	0.14		4.21	6.09

$39.79	$35.48		$35.34	$31.13

14.35%	1.67%		15.67%	25.60%

$75,592	$62,091		$53,012	$14,008

1.79%	1.25	%(d)	2.14%	2.60	%(d)
1.76%	1.22	%(d)	2.11%	2.57	%(d)
0.34%	0.34	%(d)	0.34%	0.34	%(d)
0.37%	0.37	%(d)	0.37%	0.37	%(d)
4%	4%		7%	4%

11	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”), which commenced on July 7, 2009. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Banc of America Securities Merrill Lynch Equal Sector Weight Index.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available

Semi-Annual Report	May 31, 2013	12

ALPS Equal Sector Weight ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

D. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of May 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2012, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Short-Term	Long-Term
$4,717	$32,618

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

13	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The tax character of the distributions paid was as follows:

Year Ended November 30, 2012

Distributions paid from:
Ordinary Income	$1,375,473
Return of Capital	41,418

Total	$1,416,891

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

Cost of investments for income tax purposes	$76,063,543

Gross Appreciation (excess of value over tax cost)	$17,221,851
Gross Depreciation (tax cost over value)	–

Net Unrealized Appreciation	$17,221,851

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

E. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

F. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

Semi-Annual Report	May 31, 2013	14

ALPS Equal Sector Weight ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2013:

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$93,225,076	$ –	$ –	$93,225,076

Short Term Investments	60,318	–	–	60,318

TOTAL	$93,285,394	$ –	$ –	$93,285,394

*	For detailed descriptions of the sectors, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

15	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets. ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Investment Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, or any of its affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Purchases	Sales
$ 1,744,341	$ 878,797

Semi-Annual Report	May 31, 2013	16

ALPS Equal Sector Weight ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

For the six months ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$ 8,539,948	$ 3,056,211

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

17	ALPS Equal Sector Weight ETF	www.alpsfunds.com

ALPS Equal Sector Weight ETF	Additional Information
May 31, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

Semi-Annual Report	May 31, 2013	18

PAGE INTENTIONALLY LEFT BLANK

PAGE INTENTIONALLY LEFT BLANK

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

MAY 31, 2013

SEMI-ANNUAL REPORT

An ALPS Advisors Solution

www.alpsfunds.com	1

PERFORMANCE OVERVIEW
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2013 (Unaudited)

The Jefferies | TR/J CRB Global Commodity Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The ETF seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB in-The-Ground Global Commodity Equity Index.

TOP 10 Holdings^ (% of Total Investments)

Exxon Mobil Corp.	7.2%
Monsanto Co.	6.7%
Potash Corp. of Saskatchewan, Inc.	4.6%
Syngenta AG	4.6%
Deere & Co.	4.2%
Chevron Corp.	4.2%
Archer-Daniels-Midland Co.	2.6%
BP Plc	2.4%
Royal Dutch Shell Plc, Class A	2.2%
The Mosaic Co.	2.1%
Total % of Top 10 Holdings	40.8%

^	Future holdings are subject to change

COUNTRY ALLOCATION^ (% of Total Investments)

United States	44.0%
Canada	14.4%
United Kingdom	9.4%
Switzerland	4.9%
Russia	3.5%
Netherlands	2.2%
Australia	1.9%
France	1.8%
South Africa	1.3%
Brazil	1.3%
Other	15.3%

^	Future allocations are subject to change

AVERAGE ANNUAL TOTAL RETURN as of 5.31.13	6 Month	1 Year	3 Year	Since Inception* Annualized
Jefferies | TR/J CRB Global Commodity Equity Index Fund
NAV	-1.96%	9.06%	6.42%	3.45%
Market Price**	-2.20%	8.64%	6.32%	3.13%
Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index	-1.53%	9.73%	7.13%	4.21%
S&P GSCI Commodity Index	-6.24%	3.02%	4.79%	2.32%
S&P 500® Index	16.43%	27.28%	16.87%	14.51%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced Investment Operations on September 18, 2009 with an Inception Date, the first day of trading on the Exchange, of September 21, 2009.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index: measures the performance of equity securities of companies en-gaged in the production and distribution of certain commodities and commodity-related products. S&P GSCI Commodity Index: A composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. S&P 500® Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Index return does not represent fund return. An investor can not invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT as of 5.31.13

Comparison of Change in value of a hypothetical $10,000 investment in the Jefferies | TR/J CRB Global Commodity Equity Index Fund.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2	Semi-Annual Report (Unaudited) | May 31, 2013

DISCLOSURE OF FUND EXPENSES
For the Six Months Ended May 31, 2013 (unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expense Ratio(a)	Expenses Paid During the Period 12/1/12 - 5/31/13(b)
Jefferies TR/J CRB Global Commodity Equity Index Fund
Actual	$1,000.00	$980.40	0.65%	$3.21
Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.

(b)

The example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

www.alpsfunds.com	3

SCHEDULE OF INVESTMENTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.03%)
Australia (1.86%)
Fortescue Metals Group, Ltd.	23,992	$76,921
Iluka Resources, Ltd.	6,104	65,662
Incitec Pivot, Ltd.	128,418	358,874
Newcrest Mining, Ltd.	28,063	389,704
Nufarm, Ltd.	20,158	87,972
Woodside Petroleum, Ltd.	7,476	257,505

		1,236,638

Bermuda (1.25%)
Bunge, Ltd.	11,400	793,440
Sinofert Holdings, Ltd.	170,000	38,982

		832,422

Brazil (1.26%)
Companhia Siderurgica Nacional SA, ADR	23,547	74,173
Gerdau SA, ADR	18,455	112,760
Petroleo Brasileiro SA, ADR	19,252	342,108
Vale SA, ADR	21,284	306,490

		835,531

Canada (14.34%)
Agnico-Eagle Mines, Ltd.	6,164	200,363
Agrium, Inc.	12,489	1,154,758
Barrick Gold Corp.	36,608	769,059
Cameco Corp.	6,402	139,186
Canadian Natural Resources, Ltd.	11,855	353,335
Eldorado Gold Corp.	25,741	208,063
EnCana Corp.	8,224	156,825
First Quantum Minerals, Ltd.	13,879	248,463
Goldcorp, Inc.	29,391	872,304
IAMGOLD Corp.	13,307	69,696
Kinross Gold Corp.	40,784	267,501
New Gold, Inc.*	16,652	113,235
Osisko Mining Corp.*	15,804	67,987
Pan American Silver Corp.	5,432	66,122
Potash Corp. of Saskatchewan, Inc.	71,867	3,039,660
Silver Wheaton Corp.	12,837	304,473
Suncor Energy, Inc.	17,780	539,360
Teck Resources, Ltd., Class B	7,504	200,420
TransCanada Corp.	8,368	383,875
Turquoise Hill Resources, Ltd.*	10,596	70,725
Yamana Gold, Inc.	26,838	316,335

		9,541,745

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	448

Chile (0.70%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,001	464,346

Security Description	Shares	Value
China (1.25%)
China BlueChemical, Ltd., Class H	150,000	$93,139
China Petroleum & Chemical Corp., Class H	217,029	224,226
China Shenhua Energy Co., Ltd., Class H	39,216	128,571
Jiangxi Copper Co., Ltd., Class H	19,000	36,959
PetroChina Co., Ltd., Class H	246,119	286,620
Zijin Mining Group Co., Ltd., Class H	221,000	61,495

		831,010

France (1.79%)
Total SA	23,711	1,189,125

Germany (1.07%)
K+S AG	14,037	593,131
ThyssenKrupp AG*	5,980	120,124

		713,255

Hong Kong (0.62%)
China Agri-Industries Holdings, Ltd.	170,000	83,657
CNOOC, Ltd.	185,987	328,723

		412,380

India (0.51%)
Reliance Industries, Ltd., Sponsored GDR(b)	9,176	263,076
Sterlite Industries India, Ltd., ADR	11,737	77,699

		340,775

Israel (0.89%)
Israel Chemicals, Ltd.	35,793	399,906
The Israel Corp., Ltd.*	310	191,924

		591,830

Italy (0.99%)
Eni SpA	28,908	657,529

Japan (0.91%)
INPEX Corp.	22	95,705
JFE Holdings, Inc.	8,000	170,823
Nippon Steel & Sumitomo Metal Corp.	131,000	339,057

		605,585

Jersey (1.19%)
Glencore International Plc	113,148	555,468
Randgold Resources, Ltd.	3,006	238,872

		794,340

Luxembourg (0.29%)
ArcelorMittal	15,102	194,325

4	Semi-Annual Report (Unaudited) | May 31, 2013

SCHEDULE OF INVESTMENTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | May 31, 2013 (Unaudited)

Security Description	Shares	Value
Malaysia (1.20%)
Genting Plantations BHD	16,900	$49,080
IOI Corp., BHD	207,700	341,810
Kuala Lumpur Kepong BHD	33,920	231,825
PPB Group BHD	40,700	178,613

		801,328

Mauritius (0.37%)
Golden Agri-Resources, Ltd.	538,000	244,749

Mexico (0.57%)
Grupo Mexico SAB de CV, Series B	58,684	194,262
Industrias Penoles SAB de CV	4,769	181,363

		375,625

Netherlands (2.22%)
CNH Global N.V.	2,519	109,199
Nutreco Holding N.V.	5,624	241,990
Schlumberger, Ltd.	15,395	1,124,297

		1,475,486

Norway (0.99%)
Norsk Hydro ASA	12,200	55,568
Yara International ASA	13,500	605,454

		661,022

Peru (0.24%)
Companhia de Minas Buenaventura SA, ADR	8,759	157,224

Russia (3.52%)
Gazprom OAO, ADR*	68,575	518,427
LUKOIL OAO, Sponsored ADR	6,278	371,030
Mechel Steel Group, Sponsored ADR*	6,769	20,307
MMC Norilsk Nickel JSC, ADR*	11,272	163,219
NovaTek OAO, Sponsored GDR(c)	3,467	388,997
Phosagro OAO, GDR(c)	2,885	37,822
Rosneft Oil Co., GDR(c)	12,858	85,441
Severstal OAO, GDR(c)	2,854	22,404
Uralkali, GDR(c)	20,305	734,026

		2,341,673

Singapore (0.99%)
Olam International, Ltd.	122,000	168,915
Wilmar International, Ltd.	190,000	490,051

		658,966

South Africa (1.32%)
Anglo Platinum, Ltd.	1,308	42,768
AngloGold Ashanti, Ltd., Sponsored ADR	12,828	232,700
Gold Fields, Ltd.	24,213	147,849
Harmony Gold Mining Co., Ltd.	10,313	42,833

Security Description	Shares	Value
South Africa (1.32%) (continued)
Impala Platinum Holdings, Ltd.	14,916	$157,136
Kumba Iron Ore, Ltd.	473	24,351
Sasol, Ltd.	5,166	232,558

		880,195

South Korea (0.46%)
POSCO	1,077	306,979

Spain (0.38%)
Repsol YPF SA	11,083	253,962

Switzerland (4.85%)
Syngenta AG	7,679	3,019,403
Transocean, Ltd.	4,145	208,203

		3,227,606

Taiwan (0.44%)
China Steel Corp.	173,276	147,389
Taiwan Fertilizer Co., Ltd.	56,400	147,220

		294,609

United Kingdom (9.33%)
Anglo American Plc*	19,525	452,859
Antofagasta Plc	5,618	80,708
BG Group Plc	37,973	699,859
BHP Billiton Plc	32,110	934,539
BP Plc	223,609	1,608,565
Kazakhmys Plc	4,064	20,223
Lonmin Plc*	18,87	684,607
Rio Tinto Plc	19,611	851,305
Royal Dutch Shell Plc, Class A	44,052	1,475,214

		6,207,879

United States (43.23%)
AGCO Corp.	7,540	418,244
Alcoa, Inc.	17,275	146,837
Allegheny Technologies, Inc.	1,695	46,731
Allied Nevada Gold Corp.*	2,992	23,098
American Vanguard Corp.	1,974	60,128
Anadarko Petroleum Corp.	5,922	517,997
Apache Corp.	4,559	374,431
Archer-Daniels-Midland Co.	53,512	1,724,692
Baker Hughes, Inc.	5,045	229,447
Cameron International Corp.*	2,844	173,114
CF Industries Holdings, Inc.	5,206	994,138
Chesapeake Energy Corp.	6,677	145,826
Chevron Corp.	22,647	2,779,919
Cliffs Natural Resources, Inc.	2,302	41,528
Coeur Mining, Inc.*	3,284	46,600
ConocoPhillips	14,252	874,218
Deere & Co.	32,019	2,789,175
Detour Gold Corp.*	4,227	43,544
Devon Energy Corp.	4,319	245,535
Ensco Plc, Class A	2,748	165,347

www.alpsfunds.com	5

SCHEDULE OF INVESTMENTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND |May 31, 2013 (Unaudited)

Security Description	Shares	Value
United States (43.23%) (continued)
EOG Resources, Inc.	3,105	$400,856
Exxon Mobil Corp.	52,623	4,760,803
Freeport-McMoRan Copper & Gold, Inc.	15,058	467,551
Halliburton Co.	10,147	424,652
Hecla Mining Co.	10,462	40,069
Hess Corp.	3,435	231,553
Ingredion, Inc.	6,162	419,755
Intrepid Potash, Inc.	4,711	88,473
Kinder Morgan, Inc.	7,480	284,090
Marathon Oil Corp.	8,360	287,500
Monsanto Co.	44,085	4,436,714
The Mosaic Co.	22,665	1,378,485
National Oilwell Varco, Inc.	4,915	345,525
Newmont Mining Corp.	17,607	603,568
Noble Energy, Inc.	3,994	230,254
Nucor Corp.	5,007	222,862
Occidental Petroleum Corp.	9,250	851,648
Peabody Energy Corp.	2,956	58,145
Pioneer Natural Resources Co.	1,470	203,860
Royal Gold, Inc.	2,222	121,677
Southern Copper Corp.	2,642	82,298
Southwestern Energy Co.*	4,119	155,245
Spectra Energy Corp.	7,895	241,350
United States Steel Corp.	2,319	41,023
Valero Energy Corp.	6,519	264,867
The Williams Co., Inc.	8,133	286,119

		28,769,491

TOTAL COMMON STOCKS (Cost $76,832,024)		65,898,078

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.62%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(d)	414,216	414,216

TOTAL SHORT TERM INVESTMENTS (Cost $414,216)			414,216

TOTAL INVESTMENTS (99.65%) (Cost $77,246,240)			66,312,294

NET OTHER ASSETS AND LIABILITIES (0.35%)			232,713

NET ASSETS (100.00%)			$66,545,007

* Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $263,076, representing 0.40% of the Fund’s net assets.

(c)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $1,268,690, representing 1.91% of the Fund’s net assets.

(d)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a

corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term

for public limited company.

BHD - Berhad (in Malaysia; equivalent to

Public Limited Company).

GDR - Global Depository Receipt.

JSC - Joint Stock Company.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a

public limited liability corporation.

OAO - Otkytoe Aktsionernoe Obshchestvo

(open Joint Stock Corporation) is a Russian term

for a stock-based corporation.

Plc - Public Limited Co.

SA - Generally designated corporations in various

countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Società Per Azioni is an Italian shared company.

See Notes to Financial Statements.

6	Semi-Annual Report (Unaudited) | May 31, 2013

STATEMENT OF ASSETS & LIABILITIES
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | MAY 31, 2013 (unaudited)

ASSETS:
Investments, at value	$66,312,294
Foreign currency, at value (Cost $27,505)	27,486
Foreign tax reclaims	47,318
Interest and dividends receivable	199,866
Total Assets	66,586,964

LIABILITIES:
Payable to advisor	41,955
Payable for currency contracts sold	2
Total Liabilities	41,957
NET ASSETS	$66,545,007

NET ASSETS CONSIST OF:
Paid-in capital	$81,920,497
Accumulated net investment income	428,821
Accumulated net realized loss on investments and foreign currency transactions	(4,870,195)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,934,116)
NET ASSETS	$66,545,007

INVESTMENTS, AT COST	$77,246,240

PRICING OF SHARES
Net Assets	$66,545,007
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,550,020
Net Asset Value, offering and redemption price per share	$42.93

See Notes to Financial Statements.

www.alpsfunds.com	7

STATEMENT OF OPERATIONS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

For the Six Months Ended May 31, 2013 (Unaudited)
INVESTMENT INCOME:
Dividends(a)	$957,799
Total Investment Income	957,799

EXPENSES:
Investment advisory fee	239,155
Total Expenses	239,155
NET INVESTMENT INCOME	718,644

Net realized loss on investments	(77,802)
Net realized loss on foreign currency transactions	(6,714)
Net change in unrealized depreciation on investments	(1,852,686)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(2,023)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,939,225)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,220,581)

(a)	Net of foreign tax withholdings of $75,038.

See Notes to Financial Statements.

8	Semi-Annual Report (Unaudited) | May 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
OPERATIONS:
Net investment income	$718,644	$1,339,773
Net realized loss on investments and foreign currency transactions	(84,516)	(1,686,119)
Net change in unrealized depreciation on investments and foreign currency	(1,854,709)	(397,803)
Net decrease in net assets resulting from operations	(1,220,581)	(744,149)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(540,664)	(1,276,823)
Total distributions	(540,664)	(1,276,823)

SHARE TRANSACTIONS:
Proceeds from sale of shares	–	9,514,413
Cost of shares redeemed	(8,893,088)	(21,833,445)
Net decrease from share transactions	(8,893,088)	(12,319,032)
Net decrease in net assets	(10,654,333)	(14,340,004)

NET ASSETS:
Beginning of period	77,199,340	91,539,344
End of period*	$66,545,007	$77,199,340

*Including accumulated net investment income of:	$428,821	$250,841

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	1,750,020	2,050,017
Shares sold	–	200,003
Shares redeemed	(200,000)	(500,000)
Shares outstanding, end of period	1,550,020	1,750,020

See Notes to Financial Statements.

www.alpsfunds.com	9

FINANCIAL HIGHLIGHTS
JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND For a Share Outstanding Throughout the Periods Presented

	For the Six Month Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(a)		For the Year Ended December 31, 2010	For the Period Ended September 21, 2009 (inception) through December 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$44.11		$44.65	$49.33		$42.82	$39.74

INCOME FROM OPERATIONS:
Net investment income	0.44	(b)	0.71 (b)	0.58	(b)	0.46 (b)	0.12
Net realized and unrealized gain/(loss) on investments	(1.29)		(0.57)	(4.78)		6.54	3.08
Total from Investment Operations	(0.85)		0.14	(4.20)		7.00	3.20

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.68)	(0.48)		(0.49)	(0.12)
Total Distributions	(0.33)		(0.68)	(0.48)		(0.49)	(0.12)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.18)		(0.54)	(4.68)		6.51	3.08
NET ASSET VALUE, END OF PERIOD	$42.93		$44.11	$44.65		$49.33	$42.82

TOTAL RETURN(c)	(1.96)%		0.35%	(8.56)%		16.60%	8.06%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$66,545		$77,199	$91,539		$111,001	$70,658

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.95	% (d)	1.61%	1.29	% (d)	1.09%	1.53	% (d)
Operating expenses	0.65	% (d)	0.65%	0.65	% (d)	0.65%	0.65	% (d)
PORTFOLIO TURNOVER RATE(e)	6%		13%	10%		18%	7%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

10	Semi-Annual Report (Unaudited) | May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Jefferies | TR/J CRB Global Commodity Equity Index Fund (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index (the “Underlying Index”).

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NAS-DAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

www.alpsfunds.com	11

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

B. Foreign Currency Translation and Foreign Investments

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. Corporations. The accounting records of the Fund are maintained in U.S. dollars. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of May 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2012, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Expiring December 31, 2018
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$ 684,426

At November 30, 2012, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

	Short-Term	Long-Term
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$1,703,230	$1,766,910

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

12	Semi-Annual Report (Unaudited) | May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

The tax character of the distributions paid was as follows:

Year Ended November 30, 2012 Distributions paid from: Ordinary Income
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$ 1,276,823

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and the differing treatment of certain other investments.

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Cost of investments for income tax purposes	$77,819,109

Gross Appreciation (excess of value over tax cost)	$4,308,074
Gross Depreciation (excess of tax cost over value)	(15,814,889)
Net Unrealized Depreciation	$(11,506,815)

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Fair Value Measurements

The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

www.alpsfunds.com	13

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds investments at May 31, 2013:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Cayman Islands	$–	$448	$–	$448
Other Countries	65,897,630	–	–	65,897,630
Short Term Investments	414,216	–	–	414,216
TOTAL	$66,311,846	$448	$–	$66,312,294

*	For detailed country descriptions, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$4,210,239	$4,590,847

For the six months ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$–	$8,634,568

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

14	Semi-Annual Report (Unaudited) | May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

www.alpsfunds.com	15

ADDITIONAL INFORMATION
May 31, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

www.alpsfunds.com	16

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETF.

JEF000494

Alerian
MLP ETF
An ALPS Advisors Solution

SEMI-ANNUAL

REPORT

May 31, 2013

AMLP

Alerian MLP ETF	Table of Contents

1
Semi-Annual | May 31, 2013

Alerian MLP ETF	Performance Overview
May 31, 2013 (Unaudited)

Fund Description

The Alerian MLP ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index. The Fund began trading on August 25, 2010.

The Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index is comprised of 25 energy infrastructure MLPs that earn a majority of their cash flow from the transportation and storage of energy commodities.

Performance Overview

The Alerian MLP ETF (AMLP) returned 15.8% on a total return basis from fiscal year end November 30, 2012 until May 31, 2013. Master Limited Partnerships (“MLPs”) benefitted from strong gains in early 2013 as uncertainty surrounding the fiscal cliff and tax changes during the latter part of 2012 ended. Distribution growth1 for the asset class continues to remain strong, anchored by organic growth projects and accretive acquisitions. The weighted average distribution growth2 on a year-over-year basis for the first quarter ending March 31, 2013 was 8.54%.

The International Energy Agency (IEA) notes that the global energy map is being redrawn by the resurgence in oil and gas production in the United States. According to the Energy Information Administration (EIA), domestic crude oil production has increased over 30% in the past four years and in the next decade, could overtake Saudi Arabia as the world’s largest oil producer. Nearly three-quarters of total drilling activity is being directed at oil-rich plays rather than natural gas. That said, natural gas production remains prolific. The United States has become one of the leading producers of natural gas and is expected to become a net exporter of natural gas over the next decade, a shift from a decade ago when the country expected its natural gas needs to be met via liquefied natural gas (LNG) imports. This surge in production has boosted the economy with investment capital inflows, the creation of thousands of jobs, and more importantly, the need for adequate energy infrastructure to move, store, and process such production.

To accommodate for this new energy renaissance, industry analysts note that the US could experience the biggest expansion and re-piping of energy infrastructure seen in more than 50 years. Of note, most of the large crude oil and natural gas interstate pipelines still in use today were built around World War II. Traditional midstream infrastructure MLPs are well positioned to take advantage of this expansion. In 2013 alone, industry analysts expect MLPs will invest $30 billion in infrastructure growth projects to address takeaway constraints. Such projects include converting existing natural gas pipelines to transport crude oil from Canada or the Bakken Shale in North Dakota as well as building ethane or natural gas liquid (NGL) pipelines from the Marcellus Shale in the Northeast to major NGL hubs such as Mont Belvieu, Texas. They also include investments in response to new energy trends, such as expanding rail terminal facilities because more crude oil is being transporting by railroad or building out

2
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Performance Overview
May 31, 2013 (Unaudited)

liquefied petroleum gas (LPG) export facilities because there is increased demand to ship cost-advantaged feedstock such as propane, butane, and isobutene to overseas customers. In addition, smaller organic projects include constructing pipeline interconnects, adding compression, or installing additional looping to improve connectivity.

Mergers and acquisitions (M&A) and initial public offering (IPO) activity has thrived over the past six months as the MLP structure has historically been an optimal way for corporations and private firms to monetize assets while simultaneously providing investors access to stable cash flow and distributions, in our view. During 2013, several companies with major infrastructure assets have announced intentions to form MLPs, many of which may come to market late 2013 or early 2014.

Significant changes in the North American production profile have created vast opportunities for MLPs to participate in the energy infrastructure build-out of North America. These opportunities, along with cash flow underpinned with toll-road business models and long-term contracts have made MLPs a compelling opportunity for investors seeking after-tax yield.

[1]	Distribution Growth: The increase in a partnership’s quarterly or annual distribution. The MLP terminology for distributions is similar to the C corporation terminology for dividends.

[2]	Weighted average distribution growth: Calculated by multiplying the weight of each constituent in the AMZI at March 31, 2013 by the constituent’s year-over-year distribution growth percentage.

Alerian MLP ETF Performance as of May 31, 2013

	6 Month	YTD	1 Year	Since Inception Annualized*
NAV	9.84%	12.25%	17.61%	12.15%
Market Price**	9.77%	12.32%	17.53%	12.15%
Alerian MLP Infrastructure Index	15.79%	19.66%	29.23%	19.99%

Total Expense Ratio (per the current prospectus) 4.85%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the Exchange, of August 25, 2010.

**	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 25 midstream energy Master Limited Partnerships.

3
Semi-Annual | May 31, 2013

Alerian MLP ETF	Performance Overview
May 31, 2013 (Unaudited)

Top 10 Holdings* as of May 31, 2013

Enterprise Products Partners LP	9.5%
Kinder Morgan Energy Partners LP	9.0%
Magellan Midstream Partners LP	7.1%
Plains All American Pipeline LP	7.0%
Energy Transfer Partners LP	7.0%
MarkWest Energy Partners LP	6.5%

Buckeye Partners LP	5.0%
Enbridge Energy Partners LP	4.7%
ONEOK Partners LP	4.4%
Williams Partners LP	4.3%
Percent of Total Investments in Top Ten Holdings	64.5%
*% of Total Investments.
Holdings are subject to change.

Growth of $10k as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in Alerian MLP ETF and Alerian MLP Infrastructure Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Disclosure of Fund Expenses
May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held though May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expense Ratio(a)	Expenses Paid During the Period 12/1/12 - 5/31/13(b)
Actual	$1,000.00	$1,098.40	0.85%	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses (excluding current and net deferred tax expenses/benefits and franchise tax expense).

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

5
Semi-Annual | May 31, 2013

Alerian MLP ETF	Schedule of Investments
May 31, 2013 (Unaudited)

Security Description	Shares	Value

Master Limited Partnerships Shares (107.47%)
Gathering & Processing (21.92%)
DCP Midstream Partners LP	2,877,803	$137,558,983
MarkWest Energy Partners LP	6,602,267	434,693,259
PVR Partners LP	4,959,710	127,762,130
Targa Resources Partners LP	4,535,744	210,957,453
Western Gas Partners LP	2,794,926	164,425,497
Williams Partners LP	5,798,736	289,298,939
		1,364,696,261
Natural Gas Pipelines (36.68%)
Atlas Pipeline Partners LP	3,022,938	112,483,523
Boardwalk Pipeline Partners LP	5,375,585	159,117,316
El Paso Pipeline Partners LP	6,422,388	263,895,923
Energy Transfer Partners LP	9,665,124	469,821,678
Enterprise Products Partners LP	10,702,001	635,591,839
ONEOK Partners LP	5,720,775	296,107,314
Regency Energy Partners LP	7,444,806	190,884,826
Spectra Energy Partners LP	2,091,062	74,462,718
TC Pipelines LP	1,864,651	81,242,844
		2,283,607,981
Petroleum Transportation (48.87%)
Access Midstream Partners LP	3,259,940	140,242,619
Buckeye Partners LP	5,063,731	334,915,168
Enbridge Energy Partners LP	10,646,890	314,189,724
Genesis Energy LP	3,455,895	173,313,134
Kinder Morgan Energy Partners LP	7,236,146	603,494,613
Magellan Midstream Partners LP	9,082,771	472,213,264
NuStar Energy LP	3,340,623	155,639,626
Plains All American Pipeline LP	8,377,435	470,644,298
Sunoco Logistics Partners LP	3,596,936	217,758,506
Tesoro Logistics LP	2,577,819	159,927,891
		3,042,338,843
Total Master Limited Partnerships Shares (Cost $5,412,318,250)		6,690,643,085

6
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Schedule of Investments
May 31, 2013 (Unaudited)

Security Description	7 Day Yield	Shares	Value

Short Term Investments (0.09%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	5,465,592	$5,465,592

Total Short Term Investments (Cost $5,465,592)		5,465,592

Total Investments (107.56%) (Cost $5,417,783,842)			6,696,108,677
Net Liabilities Less Other Assets (-7.56%)			(470,338,677)
Net Assets (100.00%)			$6,225,770,000

(a)	Less than 0.00005%.

Common Abbreviations:

LP - Limited Partnerships.

See Notes to Financial Statements.

7
Semi-Annual | May 31, 2013

Alerian MLP ETF	Statement of Assets & Liabilities
May 31, 2013 (Unaudited)

Assets:
Investments, at value	$6,696,108,677
Cash	127,765
Receivable for securities sold	35,035,397
Receivable for shares sold	55,512
Income tax receivable	5,983,791
Total Assets	6,737,311,142

Liabilities:
Payable for investments purchased	35,239,174
Franchise tax payable	668,106
Deferred tax liability	471,158,916
Payable to advisor	4,474,946
Total Liabilities	511,541,142
Net Assets	$6,225,770,000

Net Assets Consist Of:
Paid-in capital	$5,448,576,726
Distributions in excess of net investment loss, net of income taxes	(38,218,989)
Accumulated net realized gain on investments, net of income taxes	15,563,149
Net unrealized appreciation on investments, net of income taxes	799,849,114
Net Assets	$6,225,770,000

Investments, At Cost	$5,417,783,842

Pricing Of Shares
Net Assets	$6,225,770,000
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	357,728,958
Net Asset Value, offering and redemption price per share	$17.40

See Notes to Financial Statements.

8
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Statement of Operations
For the Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Distributions from master limited partnerships	$171,482,671
Less return of capital distributions	(171,482,671)
Total Investment Income	–

Expenses:
Franchise tax expense	734,808
Investment advisory fee	22,577,176
Total Expenses	23,311,984
Net Investment Loss, before Income Taxes	(23,311,984)
Deferred income tax benefit	8,728,092
Net Investment Loss	(14,583,892)

Realized and Unrealized Gain/(Loss):
Net realized loss on investments, before income taxes	(8,810,066)
Deferred income tax benefit	3,298,521
Net realized loss on investments	(5,511,545)

Net change in unrealized appreciation on investments, before income taxes	802,242,283
Deferred income tax expense	(300,362,444)
Net change in unrealized appreciation on investments	501,879,839
Net Realized and Unrealized Gain	496,368,294
Net Increase in Net Assets from Operations	$481,784,402

See Notes to Financial Statements.

9
Semi-Annual | May 31, 2013

Alerian MLP ETF	Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment loss	$(14,583,892)	$(17,666,906)
Net realized gain/(loss) on investments	(5,511,545)	17,955,611
Net change in unrealized appreciation on investments	501,879,839	216,274,212
Net increase in net assets resulting from operations	481,784,402	216,562,917

Distributions To Shareholders:
From net realized gains	–	(660,911)
Tax return of capital	(169,613,586)	(209,317,584)
Total distributions	(169,613,586)	(209,978,495)

Share Transactions:
Proceeds from sale of shares	1,537,138,103	2,788,664,270
Issued to shareholders in reinvestment distributions	277,565	–
Cost of shares redeemed	(90,631,874)	(41,820,413)
Net increase from share transactions	1,446,783,794	2,746,843,857
Net increase in net assets	1,758,954,610	2,753,428,279

Net Assets:
Beginning of period	4,466,815,390	1,713,387,111
End of period*	$6,225,770,000	$4,466,815,390

*Including distributions in excess of net investment loss, net of income taxes of:	$(38,218,989)	$(23,635,097)

Other Information:
Share Transactions:
Beginning shares	273,740,266	107,276,019
Shares sold	89,122,607	169,164,247
Distributions reinvested	16,085	–
Shares redeemed	(5,150,000)	(2,700,000)
Shares outstanding, end of period	357,728,958	273,740,266

See Notes to Financial Statements.

10
www.alpsfunds.com | 866.513.5856

Intentionally Left Blank

Alerian MLP ETF

Net Asset Value, Beginning of Period

Income From Operations:
Net investment loss(b)
Net realized and unrealized gain on investments
Total from Investment Operations

Less Distributions:
From net realized gains
From tax return of capital
Total Distributions
Net Increase/(Decrease) In Net Asset Value
Net Asset Value, End Of Period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in 000s)

Ratios To Average Net Assets:
Ratio of expenses (including net current and deferred tax expenses/benefits) to average net assets(e)
Ratio of expenses (including current and deferred tax expenses/benefits) to average net assets(f)
Ratio of expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense) to average net assets
Ratio of net investment loss (including deferred tax expenses/benefits) to average net assets
Ratio of net investment loss (excluding deferred tax expenses/benefits and franchise tax expense) to average net assets
Portfolio Turnover Rate(g)

(a)	Effective March 7, 2011 the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(f)	Includes amount of current and deferred tax benefit associated with net investment income.
(g)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	Less than (0.005) per share.

See Notes to Financial Statements.

12
www.alpsfunds.com | 866.513.5856

Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012		For the Period January 1, 2011 to November 30, 2011(a)		For the Period August 25, 2010 (Inception) to December 31, 2010
$16.32	$15.97		$16.05		$15.00

(0.05)	(0.09)		(0.08)		(0.03)
1.66	1.44		1.00		1.33
1.61	1.35		0.92		1.30

–	(0.00	)(b)(h)	(0.14	)(b)	–
(0.53)	(1.00)		(0.86)		(0.25)
(0.53)	(1.00)		(1.00)		(0.25)
1.08	0.35		(0.08)		1.05
$17.40	$16.32		$15.97		$16.05

9.84%	8.62%		5.93%		8.66%

$6,225,770	$4,466,815		$1,713,387		$611,467

11.73%	4.85%		4.86	%(d)	13.56	%(d)
0.55%	0.54%		0.53	%(d)	0.52	%(d)
0.85%	0.85%		0.85	%(d)	0.85	%(d)
(0.55%)	(0.54%)		(0.53	%)(d)	(0.52	%)(d)
(0.85%)	(0.85%)		(0.85	%)(d)	(0.85	%)(d)
9%	12%		10%		12%

13
Semi-Annual | May 31, 2013

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

1. Organization

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF (the “Fund”), which commenced investment operations on August 24, 2010 and began trading on the exchange on August 25, 2010. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance (before the Fund’s fees and expenses) of its underlying index, the Alerian MLP Infrastructure Index (the “Index”).

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at Net Asset Value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. Significant Accounting Policies

A. Use of Estimates

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

B. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

14
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

The Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, the Fund distributed $169,613,586, of which 100% is anticipated to be characterized as return of capital from MLP distributions received.

15
Semi-Annual | May 31, 2013

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

E. Federal Income Taxation and Tax Basis Information

The Fund is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included within the related tax liability line in the balance sheet.

16
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Index however is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

The Fund’s income tax expense/(benefit) consists of the following:

		May 31, 2013
	Current	Deferred	Total
Federal	$–	$268,860,272	$268,860,272
State	–	19,475,559	19,475,559
Net tax expense (benefit)	$–	$288,335,831	$288,335,831

	November 30, 2012
	Current	Deferred	Total
Federal	$(5,267,314)	$126,124,904	$120,857,590
State	(99,221)	8,508,506	8,409,285
Net tax expense (benefit)	$(5,366,535)	$134,633,410	$129,266,875

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

	As of May 31, 2013	As of November 30, 2012
Deferred tax assets:
Accrued Franchise Taxes	$230,678	$161,051
Federal capital loss carryforward	2,384,251	28,590,449
Federal net operating loss carry forward	150,447,782
Income recognized from MLP investments	12,841,459	12,519,780
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(599,056,398)	(205,563,236)
State taxes, net of federal benefit	(38,006,688)	(18,531,129)
Total Net Deferred tax assets/(liabilities)	$(471,158,916)	$(182,823,085)

17
Semi-Annual | May 31, 2013

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

As of May 31, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years as follows:

	Year-Ended	Amount	Expiration
Federal	11/30/2012	$81,686,998	11/30/2032
	11/30/2013	$341,767,120	11/30/2033
Total		$423,454,118

Although the Fund currently has a net deferred tax liability, it reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. For Federal Tax purposes, net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

	Six Months Ended May 31, 2013	Year Ended November 30, 2012
Income tax expense at statutory rate	$268,860,272	$121,040,427
State income taxes (net of federal benefit)	19,475,559	8,126,136
Change in estimated state deferred rate	–	(100,501)
Other	–	200,813
Net income tax expense/(benefit)	$288,335,831	$129,266,875

18
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	December 1, 2012 to May 31, 2013	December 1, 2011 to November 30, 2012
Unrecognized tax benefit – Beginning	$–	$–
Gross increases – tax positions in prior period	–	–
Gross decreases – tax positions in prior period	–	–
Gross increases – tax positions in current period	–	–
Settlement	–	–
Lapse of statute of limitations	–	–
Unrecognized tax benefit – Ending	$–	$–

The Fund recognizes interest accured related to unrecognized tax benefits and penalties as income tax expense.

For the period from inception to May 31, 2013, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. The tax period ended November 30, 2012 remains subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

As of May 31, 2013
Cost basis of investments	$4,993,710,218

Gross unrealized appreciation – investment securities	$1,744,256,824
Gross unrealized depreciation – investment securities	(41,858,365)
Net unrealized appreciation – investment securities	$1,702,398,459

19
Semi-Annual | May 31, 2013

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Fund’s investments in master limited partnerships and wash sale adjustments.

F. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$6,690,643,085	$–	$–	$6,690,643,085
Short Term Investments	5,465,592	–	–	5,465,592
TOTAL	$6,696,108,677	$–	$–	$6,696,108,677

* For detailed descriptions of sectors, see the accompanying Schedule of Investments.

20
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Investment Advisory Fee and Other Affiliated Transactions

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.85% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the fee of the Index Provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, other than taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation not incurred in the ordinary course of the Fund’s business.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian fund accounting and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. Purchases and Sales of Securities

For the six months ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Purchases	Sales
$ 510,589,281	$ 620,123,091

21
Semi-Annual | May 31, 2013

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

For the six months ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$ 1,538,461,369	$ –

5. Capital Share Transactions

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid

22
www.alpsfunds.com | 866.513.5856

Alerian MLP ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

7. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Trust that have not yet occurred.

23
Semi-Annual | May 31, 2013

Alerian MLP ETF	Additional Information
May 31, 2013 (Unaudited)

Proxy Voting Policies And Procedures

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec. gov; (2) upon request, by calling (toll free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

Portfolio Holdings

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll free) 1-800-732-0330.

24
www.alpsfunds.com | 866.513.5856

ALPS SECTOR DIVIDEND DOGS ETF	Performance Overview
May 31, 2013 (Unaudited)

Investment Objective

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index. The Fund began trading on June 29, 2012.

The Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500® which offer the highest dividend yields.

Performance Overview

For the 6 month period ended May 31, 2013 ALPS Sector Dividend Dogs ETF (NYSE: SDOG) generated a total return of 18.53% in-line with the Fund’s Index, net of fees, which returned 18.86% and outperforming the S&P 500 which returned 16.43% for the same period.

The trailing twelve month yield for the Fund’s constituents as of 05/31/2013 was 4.33% vs. 2.03% on the S&P 500.

Compared to the S&P 500 the Fund had a negative impact from sector allocation of 1.40% which was largely driven by the relative overweight in defensive sectors of Utilities and Telecommunication Services. However, the Fund’s security selection and interaction using the Sector Dividend Dogs approach had a very positive impact of 3.50% more than off-setting the negative impact from sector allocation.

The best performing stocks for the period were Best Buy Co., Inc. (Ticker: BBY), which increased 139.94%; Avon Products, Inc. (Ticker: AVP), which increased 69.90%; and H&R Block, Inc. (Ticker: HRB), which increased 65.29%. The worst performing stocks were Cliffs Natural Resources, Inc. (Ticker: CLF), which decreased 48.34%; Frontier Communications Corp. (Ticker: FTR), which decreased 9.83%; and Century Link, Inc. (Ticker: CTL), which decreased 7.60%.

Looking forward we believe the Fund’s strategy of annually selecting the five highest yielding securities in each of the ten sectors in the S&P 500 will provide high yield relative to the S&P 500, potential for market participation in all economic cycles through equal sector weighting, and a deep value portfolio of securities as identified through high yield relative to their sector peers.

1
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Performance Overview
May 31, 2013 (Unaudited)

Average Annual Total Returns as of May 31, 2013

	6 Months	Year-to-Date	Since Inception*

NAV	18.53%	18.12%	28.00%
Market Price**	18.59%	18.18%	28.20%

S-Network Sector Dividend Dogs Index***	18.86%	18.38%	28.55%

S&P 500® Index****	16.43%	15.37%	25.29%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

S-Network Sector Dividend Dogs Index is a portfolio of fifty stocks derived from the S&P 500® Index. An investor cannot invest directly in an index.

*	The Fund Inception Date is June 29, 2012. Total return for a period of less than one year is not annualized.

**	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

***

The S-Network Sector Dividend Dogs Index (Ticker: SDOGX) is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields.

****	The S&P 500® is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors.

An investor cannot invest directly in an index.

2
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Performance Overview
May 31, 2013 (Unaudited)

Top 10 Holdings* as of May 31, 2013

Best Buy Co., Inc.	2.6%

Seagate Technology Plc	2.5%

Northrop Grumman Corp.	2.3%

Bristol-Myers Squibb Co.	2.3%

Avon Products, Inc.	2.2%

Raytheon Co.	2.2%

Lockheed Martin Corp.	2.2%

El du Pont de Nemours & Co.	2.2%

Waste Management, Inc.	2.1%

Intel Corp.	2.1%

Percent of Total Investments in Top Ten Holdings:	22.7%

*	% of Total Investments.

Holdings are subject to change.

Growth of $10,000 as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in ALPS Sector Dividend Dogs ETF and S-Net Sector Dividend Dogs TR Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Disclosure of Fund Expenses
May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expense Ratio(a)	Expenses Paid During the Period 12/1/12 - 5/31/13(b)

Actual	$1,000.00	$1,185.30	0.40%	$2.18

Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

4
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Schedule of Investments
May 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (99.20%)
Consumer Discretionary (10.36%)
Best Buy Co., Inc.	227,614	$6,270,766
Cablevision Systems Corp., Class A	328,809	4,971,592
Gannett Co., Inc.	212,658	4,572,147
H&R Block, Inc.	168,310	4,926,434
Leggett & Platt, Inc.	143,974	4,607,168

Total Consumer Discretionary		25,348,107

Consumer Staples (10.22%)
Altria Group, Inc.	134,971	4,872,453
Avon Products, Inc.	232,333	5,476,089
Lorillard, Inc.	118,855	5,044,206
Reynolds American, Inc.	106,463	5,121,935
Safeway, Inc.	194,503	4,475,514

Total Consumer Staples		24,990,197

Energy (9.69%)
Chevron Corp.	38,767	4,758,649
ConocoPhillips	78,628	4,823,041
Diamond Offshore Drilling, Inc.	67,659	4,655,616
Kinder Morgan, Inc.	122,800	4,663,944
Spectra Energy Corp.	157,070	4,801,630

Total Energy		23,702,880

Financials (9.68%)
Cincinnati Financial Corp.	99,094	4,691,110
CME Group, Inc.	73,671	5,004,471
HCP, Inc., REIT	93,874	4,447,750
Health Care REIT, Inc.	70,231	4,777,815
People’s United Financial, Inc.	345,417	4,752,938

Total Financials		23,674,084

Health Care (9.99%)
Bristol-Myers Squibb Co.	122,700	5,645,427
Eli Lilly & Co.	83,270	4,426,633
Johnson & Johnson	58,726	4,943,555
Merck & Co., Inc.	106,772	4,986,252
Pfizer, Inc.	162,859	4,434,651

Total Health Care		24,436,518

5
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Schedule of Investments
May 31, 2013 (Unaudited)

Security Description	Shares	Value

Industrials (10.89%)
Lockheed Martin Corp.	50,941	$5,391,086
Northrop Grumman Corp.	69,577	5,732,449
Pitney Bowes, Inc.	328,811	4,826,946
Raytheon Co.	81,910	5,458,482
Waste Management, Inc.	124,322	5,212,821

Total Industrials		26,621,784

Information Technology (10.55%)
CA, Inc.	183,018	4,998,221
Intel Corp.	212,399	5,157,048
Microchip Technology, Inc.	124,608	4,545,700
Paychex, Inc.	135,015	5,026,608
Seagate Technology Plc	141,259	6,085,438

Total Information Technology		25,813,015

Materials (9.03%)
Cliffs Natural Resources, Inc.	185,658	3,349,270
EI du Pont de Nemours & Co.	93,365	5,208,834
MeadWestvaco Corp.	125,985	4,409,475
Nucor Corp.	96,368	4,289,340
The Dow Chemical Co.	140,046	4,825,985

Total Materials		22,082,904

Telecommunication Services (9.22%)
AT&T, Inc.	125,160	4,379,349
CenturyLink, Inc.	133,453	4,557,420
Frontier Communications Corp.	1,127,893	4,669,477
Verizon Communications, Inc.	95,681	4,638,615
Windstream Corp.	536,310	4,306,569

Total Telecommunication Services		22,551,430

Utilities (9.57%)
Ameren Corp.	135,440	4,610,378
Entergy Corp.	72,414	4,987,876
Exelon Corp.	142,871	4,477,577
Pepco Holdings, Inc.	224,498	4,662,823
TECO Energy, Inc.	264,995	4,666,562

Total Utilities		23,405,216

TOTAL COMMON STOCK (Cost $227,981,585)		242,626,135

6
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Schedule of Investments
May 31, 2013 (Unaudited)

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.44%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	1,075,316	$1,075,316

TOTAL SHORT TERM INVESTMENTS (Cost $1,075,316)				1,075,316

TOTAL INVESTMENTS (99.64%) (Cost $229,056,901)				$243,701,451

NET OTHER ASSETS AND LIABILITIES (0.36%)				893,057

NET ASSETS (100.00%)				$244,594,508

(a)	Less than 0.0005%.

Common Abbreviations:

Plc - Public Limited Company.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements.

7
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Statement of Assets & Liabilities
May 31, 2013 (Unaudited)

Assets:
Investments, at value	$243,701,451
Cash	649
Capital shares receivable	16,410
Dividends receivable	953,687
Total Assets	244,672,197

Liabilities:
Payable to advisor	77,689
Total Liabilities	77,689
Net Assets	$244,594,508

Net Assets Consist Of:
Paid-in capital	$224,548,756
Accumulated net investment income	1,216,182
Accumulated net realized gain on investments	4,185,020
Net unrealized appreciation on investments	14,644,550
Net Assets	$244,594,508

Investments, At Cost	$229,056,901

Pricing Of Shares
Net Assets	$244,594,508
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	7,900,002
Net Asset Value, offering and redemption price per share	$30.96

8	See Notes to Financial Statements.
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Statement of Operations

For the Six Months Ended May 31, 2013 (Unaudited)
Investment Income:
Dividends	$3,097,383
Total Investment Income	3,097,383

Expenses:
Investment advisory fee	282,574
Total Expenses	282,574
Net Investment Income	2,814,809

Realized and Unrealized Gain:
Net realized gain on investments	4,185,020
Net change in unrealized appreciation on investments	14,676,486
Net Realized and Unrealized Gain on Investments	18,861,506
Net Increase in Net Assets Resulting from Operations	$21,676,315

See Notes to Financial Statements.	9
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Period June 29, 2012 (Inception) to November 30, 2012
Operations:
Net investment income	$2,814,809	$733,532
Net realized gain on investments	4,185,020	319,121
Net change in unrealized appreciation/ (depreciation) on investments	14,676,486	(31,936)
Net increase in net assets resulting from operations	21,676,315	1,020,717

Net equalization credits	450,980	238,003

Distributions to Shareholders:
From net investment income	(1,916,288)	(415,871)
Total distributions	(1,916,288)	(415,871)

Share Transactions:
Proceeds from sale of shares	192,698,941	63,519,127
Cost of shares redeemed	(30,632,645)	(1,355,788)
Net income equalization (Note 2)	(450,980)	(238,003)
Net increase from share transactions	161,615,316	61,925,336
Net increase in net assets	181,826,323	62,768,185

Net Assets:
Beginning of period	62,768,185	–
End of period*	$244,594,508	$62,768,185

*Including accumulated net investment income of:	$1,216,182	$317,661

Other Information:
Share Transactions:
Beginning shares	2,350,002	–
Shares sold	6,650,000	2,400,002
Shares redeemed	(1,100,000)	(50,000)
Shares outstanding, end of period	7,900,002	2,350,002

10	See Notes to Financial Statements.
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Period June 29, 2012 (Inception) to November 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$26.71		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.67		0.59
Net realized and unrealized gain on investments	4.21		1.41
Total from Investment Operations	4.88		2.00

LESS DISTRIBUTIONS:
From net investment income	(0.63)		(0.29)
Total Distributions	(0.63)		(0.29)
NET INCREASE IN NET ASSET VALUE	4.25		1.71
NET ASSET VALUE, END OF PERIOD	$30.96		$26.71

TOTAL RETURN(b)	18.53%		7.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$244,595		$62,768

RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.98	%(c)	5.31	%(c)
Operating expenses	0.40	%(c)	0.40	%(c)
PORTFOLIO TURNOVER RATE(d)	5%		0%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.09		$0.19

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.	11
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

1. Organization

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF (the “Fund”), which commenced operations on June 29, 2012. The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Sector Dividend Dogs Index (the “Underlying Index”).

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when

12
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

D. Equalization

The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Sector Dividend Dogs shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Sector Dividend Dogs shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of May 31, 2013.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

13
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

The tax character of the distributions paid was as follows:

Period Ended November 30, 2012 Distributions paid from: Ordinary Income
ALPS Sector Dividend Dogs ETF	$415,871

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

ALPS Sector Dividend DOGS ETF
Cost of investments for income tax purposes	$229,202,104
Gross Appreciation (excess of value over tax cost)	$17,947,940
Gross Depreciation (excess of tax cost over value)	(3,448,593)
Net Unrealized Appreciation	$14,499,347

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Fair Value Measurements

The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

14
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds investments at May 31, 2013:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$242,626,135	$–	$–	$242,626,135
Short Term Investments	1,075,316	–	–	1,075,316
TOTAL	$243,701,451	$–	$–	$243,701,451

*	For detailed sector descriptions, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Investment Advisory Fee and Other Affiliated Transactions

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.40% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the

15
Semi-Annual | May 31, 2013

ALPS SECTOR DIVIDEND DOGS ETF	Notes to Financial Statements
May 31, 2013 (Unaudited)

Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. Purchases and Sales of Securities

For the six months ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$ 33,218,159	$ 7,459,121

For the six months ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$ 166,386,488	$ 30,544,564

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

16
www.alpsfunds.com | 866.675.2639

ALPS SECTOR DIVIDEND DOGS ETF	Additional Information
May 31, 2013 (Unaudited)

Proxy Voting Policies And Procedures

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec. gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

Portfolio Holdings

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http:// www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds. com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

17
Semi-Annual | May 31, 2013

This report has been prepared for the ALPS Sector Dividend Dogs ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ALPS Sector Dividend Dogs ETF.

DOG000171

www.alpsfunds.com	1

PERFORMANCE OVERVIEW
May 31, 2013 (Unaudited)

The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Index”). The Index reflects the performance of a portfolio of exchange-traded put options on a selection of the largest capitalized stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc., the Fund’s index provider.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT as of 5.31.13

Comparison of Change in Value of a hypothetical $10,000 investment in the US Equity High Volatility Put Write Index Fund.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN as of 5.31.13
	3 Months	YTD	Since Inception*
US Equity High Volatility Put Write Index Fund - NAV	3.67%	3.54%	3.54%
US Equity High Volatility Put Write Index Fund - Market**	3.46%	3.63%	3.63%
US Equity High Volatility Put Write Index TR	4.09%	4.14%	4.14%

Total Expense Ratio (per the current prospectus) 0.95%

*	The Fund commenced Investment Operations on February 27, 2013 and began trading on the exchange on February 28, 2013. Total return for a period of less than one year is not annualized.

**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

NYSE Arca U.S. Equity High Volatility Put Write IndexSM: measures the return of a hypothetical portfolio of listed put options on each of 20 stocks and a cash (US T-Bill) position. The 20 underlying stocks on which options are written are a selection of the largest capitalized (over $5 billion in market cap) US listed stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc., the Fund’s Index provider. No more than 50% of the Index positions will be from the same industry sector. Full details of the index rules, methodology, values and period, constituents can be found at http://www.nyse.com/about/listed/lcddata.html?ticker=PUTWRT. An investor cannot directly invest in an index.

The “NYSE Arca U.S. Equity High Volatility Put Write IndexSM” is a service mark of NYSE Euronext or its affiliates and has been licensed for use by Rich Investment Solutions, LLC in connection with the U.S. Equity High Volatility Put Write Index Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representations or warranties regarding the Trust or the Fund or the ability of the NYSE Arca U.S. Equity HighVolatility Put Write IndexSM to track general stock market performance.

2	Semi-Annual Report	May 31, 2013

DISCLOSURE OF FUND EXPENSES
May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expense Ratio(a)	Expenses Paid During the Period 12/1/12 - 5/31/13
U.S. High Volatility Put Write Index Fund
Actual(c)	$ 1,000.00	$ 1,035.40	0.95%	$ 2.46
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.19	0.95%	$ 4.78(b)

(a)	Annualized based on the Fund’s most recent fiscal half year expenses.

(b )

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

(c)	The Fund commenced operations on February 27, 2013, and as such the actual expenses paid during the period were based on 93 days.

www.alpsfunds.com	3

SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

Security Description	Principal Amount	Value
SHORT TERM INVESTMENTS (94.12%)
U.S. Treasury Bills Discount Notes, 08/22/13, 0.020%(a)(b)	$2,400,000	$2,399,854

TOTAL SHORT TERM INVESTMENTS (Cost $2,399,891)		2,399,854

TOTAL INVESTMENTS (94.12%) (Cost $2,399,891)		$2,399,854

NET OTHER ASSETS AND LIABILITIES (5.88%)		149,828

NET ASSETS (100.00%)		$2,549,682

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	This security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
Akamai Technologies	06/22/13	$29.00	(43)	$(43)
Cheniere Energy, Inc.	06/22/13	23.00	(54)	(81)
Chesapeake Energy Co.	06/22/13	16.00	(78)	(117)
Cree, Inc.	06/22/13	47.00	(26)	(91)
Expedia, Inc.	06/22/13	55.00	(22)	(1,815)
Facebook, Inc.	06/22/13	22.00	(56)	(840)
Green Mountain Coffee	06/22/13	47.00	(26)	(26)
Juniper Networks, Inc.	06/22/13	15.00	(83)	(83)
LinkedIn Corp.	06/22/13	150.00	(8)	(768)
NetFlix, Inc.	06/22/13	150.00	(8)	(96)
Nuance Communication	06/22/13	18.00	(69)	(1,552)
Peabody Energy Corp.	06/22/13	16.00	(78)	(351)
Pulte Group, Inc.	06/22/13	15.00	(83)	(83)
Rackspace Hosting	06/22/13	37.50	(33)	(5,280)
Tesla Motors, Inc.	06/22/13	42.00	(29)	(73)
Tesoro Corp.	06/22/13	44.00	(28)	(28)
TripAdvisor, Inc.	06/22/13	44.00	(28)	(70)
Vertex Pharma.	06/22/13	70.00	(17)	(723)
VMware, Inc.	06/22/13	65.00	(19)	(1,045)
Western Digital	06/22/13	43.00	(29)	(29)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $62,193)				$(13,194)

See Notes to Financial Statements.

4	Semi-Annual Report	May 31, 2013

STATEMENT OF ASSETS & LIABILITIES
May 31, 2013 (Unaudited)

ASSETS:
Investments, at value	$2,399,854
Cash	165,073
Total Assets	2,564,927

LIABILITIES:
Writtens options, at value (Proceeds $62,193)	13,194
Payable to advisor	2,051
Total Liabilities	15,245
NET ASSETS	$2,549,682

NET ASSETS CONSIST OF:
Paid-in capital	$2,500,051
Accumulated net investment loss	(43,637)
Accumulated net realized gain on written option contracts	44,306
Net unrealized appreciation on investments	48,962
NET ASSETS	$2,549,682

INVESTMENTS, AT COST	$2,399,891

PRICING OF SHARES
Net Assets	$2,549,682
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	100,002
Net Asset Value, offering and redemption price per share	$25.50

See Notes to Financial Statements.

www.alpsfunds.com	5

STATEMENT OF OPERATIONS

For the Period February 27, 2013 (Inception) to May 31, 2013 (Unaudited)
INVESTMENT INCOME:
Interest	$552
Total Investment Income	552

EXPENSES:
Investment advisory fee	6,064
Total Expenses	6,064
NET INVESTMENT LOSS	(5,512)

Net realized gain on written option contracts	44,306
Net change in unrealized appreciation on written option contracts	48,999
Net change in unrealized depreciation on investments	(37)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	93,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,756

See Notes to Financial Statements.

6	Semi-Annual Report	May 31, 2013

STATEMENT OF CHANGES IN NET ASSETS

For the Period February 27, 2013 (Inception) to May 31, 2013 (Unaudited)
OPERATIONS:
Net investment loss	$(5,512)
Net realized gain on written option contracts	44,306
Net change in unrealized appreciation on written option contracts	48,999
Net change in unrealized depreciation on investments	(37)
Net increase in net assets resulting from operations	87,756

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,125)
Total distributions	(38,125)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,500,051
Net increase from share transactions	2,500,051
Net increase in net assets	2,549,682

NET ASSETS:
Beginning of period	–
End of period*	$2,549,682

*Including accumulated net investment loss of:	$(43,637)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	100,002
Shares outstanding, end of period	100,002

See Notes to Financial Statements.

www.alpsfunds.com	7

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period Presented

	For the Period February 27, 2013 (Inception) to May 31, 2013 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment loss(a)	(0.06	)(a)
Net realized and unrealized gain on investments	0.94
Total from Investment Operations	0.88

LESS DISTRIBUTIONS:
From net investment income	(0.38)
Total Distributions	(0.38)
NET INCREASE IN NET ASSET VALUE	0.50
NET ASSET VALUE, END OF PERIOD	$25.50

TOTAL RETURN(b)	3.54%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,550

RATIOS TO AVERAGE NET ASSETS:
Operating expenses	0.95%	(d)
Net investment loss	(0.86)%	(d)
PORTFOLIO TURNOVER RATE(C)	0%

(a)	Calculated using average shares outstanding.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized.
(d)	Annualized.

See Notes to Financial Statements.

8	Semi-Annual Report	May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the U.S. Equity High Volatility Put Write Index Fund (the “Fund”), which commenced operations on February 27, 2013. The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Index”). The Index reflects the performance of a portfolio of exchange-traded put options on high volatility stocks.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 100,000 Shares, each of which is called a “Creation Unit.” Creation Units of the Fund are issued and redeemed principally in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NAS-DAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Fund’s listed put options are valued at the mean of the most recent bid and asked prices. Other equity securities that are traded in over the counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

www.alpsfunds.com	9

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, and any net short-term capital gains are distributed to shareholders following each 60 day period. Any other net income or capital gains will be distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute, at the end of each 60-day period out of net investment income and/or net short-term capital gains, an amount of cash equal to 1.5% of the Fund’s net assets at the end of such 60-day period. If the Fund’s net investment income and net short-term capital gains are insufficient to support a 1.5% distribution in any 60-day period, the distribution will be reduced by the amount of the shortfall. As a result of the Fund’s investment strategy, it is not expected that the Fund will have income from long-term capital gains.

While the Fund only intends to make such distributions out of net investment income and/or short-term capital gains, it is possible that in certain circumstances, a portion of a distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund). Section 19(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such distribution that adequately discloses its source or sources to the extent the source includes something other than net investment income. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

D. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of May 31, 2013.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The tax character of the distributions paid was as follows:

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

U.S. Equity High Volatility Put Write Index Fund
Cost of investments for income tax purposes	$2,399,891

Gross Appreciation (excess of value over tax cost)	$–
Gross Depreciation (excess of tax cost over value)	(37)
Net Unrealized Depreciation	$(37)

E. Income Taxes

No provision for income taxes are included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

10	Semi-Annual Report	May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on February 27, 2013, no tax returns have been filed as of the date of this report.

F. Fair Value Measurements

The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund  has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other  than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or  liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of  investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Short Term Investments	$2,399,854	$–	$–	$2,399,854
TOTAL	$2,399,854	$–	$–	$2,399,854

Other Financial Instruments*
Liabilities
Written Option Contracts	$(13,194)	$–	$–	$(13,194)
TOTAL	$(13,194)	$–	$–	$(13,194)

*	Other financial instruments are instruments not reflected in the Schedule of Investments, such as written option contracts.

The Fund recognizes transfers between levels as of the end of the period. For the period ended May 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

www.alpsfunds.com	11

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

G. Derivative Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objective permits the Fund to purchase derivative contracts including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of the Fund’s investment objective, the Fund will use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The Fund will seek to track the performance of the Index by selling listed 60-day put options in proportion to their weightings in the Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three month Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price).

Every 60 days, the options included within the Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units,” as further defined herein) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will either earmark or segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or

12	Semi-Annual Report	May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written option contracts during the period ended May 31, 2013, were as follows:

	Written Put Options
	Number of Contracts	Premiums Received
Options outstanding at February 27, 2013(1)	–	$–
Options written	(1,724)	107,920
Options expired	900	(41,373)
Options closed	7	(4,354)
Options outstanding at May 31, 2013	(817)	$62,193

Market Value at end of period		$(13,194)

(1)	The Fund commenced operations on February 27, 2013.

The effect of derivatives instruments on the Statement of Assets and Liabilities as of May 31, 2013:

	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Written Options)	Options written, at value	$13,194

The effect of derivatives instruments on the Statement of Operations for the period ended May 31, 2013:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain on written option contracts/Net change in unrealized appreciation on written option contracts	$44,306	$48,999

The average written option contracts volume and the average notional value during the period ended May 31, 2013, were as follows:

Average Written Option Contract Volume	Average Written Option Contract Notional Value
862	$ 27,663

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.95% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

Rich Investment Solutions, LLC acts as the Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Investment Adviser (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser on a monthly basis a portion of the advisory fees it receives from the Fund, on an annual rate of 0.80% of average net assets.

www.alpsfunds.com	13

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2013, the cost of purchases and proceeds from sales, excluding short-term investments and written options, were as follows:

	Purchases	Sales
U.S. Equity Volatility Put Write Index Fund	$–	$–

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund on a cash basis only in Creation Unit size aggregations of 100,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

14	Semi-Annual Report	May 31, 2013

ADDITIONAL INFORMATION
May 31, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

www.alpsfunds.com	15

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT
May 31, 2013 (Unaudited)

At an in-person meeting held on March 12, 2012, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) and the Sub-Advisory Agreement with Rich Investment Solutions, LLC (the “Sub-Adviser”) with respect to the U.S. High Volatility Put Write Index Fund (“HVPWIF”). The Independent Trustees also met separately to consider the Advisory and Sub-Advisory Agreements.

In evaluating the Advisory and Sub-Advisory Agreements, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser and Sub-Adviser with respect to the Fund under the Advisory and Sub-Advisory Agreements, (ii) costs to the Adviser and Sub-Adviser of their respective services; and (iii) the extent to which economies of scale would be realized if and as the Fund grows, and whether the fee level in the Advisory and Sub-Advisory Agreements reflects these economies of scale.

The Board of Trustees, including a majority of the Independent Trustees, determined that approval of the Advisory and Sub-Advisory Agreements was in the best interests of the Fund. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory and Sub-Advisory Agreements for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory and the Sub- Advisory Agreements, the proposed investment parameters of the index for the Fund, financial information regarding the Adviser, its parent company and the Sub-Adviser, information describing the Adviser’s and Sub-Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-today management of the Fund, the anticipated financial support of the Fund, the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Adviser and the extensive prior experience with the types of put options to be sold by the Fund on the part of the personnel of the Sub-Adviser. Based upon their review, the Board concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund are expected to be satisfactory. The Board also concluded that the Sub-Adviser was qualified to manage the Fund and that the services to be provided by the Sub-Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser and Sub-Adviser, the Board considered the resources involved in managing the Fund as well as the fact that the Adviser agreed to pay all of the Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on its review, the Board concluded that the expected profitability of the Fund to the Adviser and the Sub-Adviser, respectively, were not unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs and other open-end funds compiled using Lipper fee data as well as other comparative fee data. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.95% of the Fund’s average daily net assets. The Board also noted that the Sub-Adviser would receive an annual fee of 0.80% of the Fund’s average daily net assets out of the advisory fee. The Board also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary fee. The Board considered that, taking into account the impact of the Fund’s unitary advisory fee, the Fund’s expense ratio was expected to be within range of the expense ratios of the peer group of ETFs and other open-end funds provided by the Adviser. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board reviewed the Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the Fund had attracted assets.

The Board also considered other benefits that may be realized by the Adviser and/or the Sub-Adviser from their relationship with the Fund.

In voting to approve the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory and Sub-Advisory Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

16	Semi-Annual Report	May 31, 2013

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributors, Inc., distributor for the ETF.

RIS000132

ALPS | Goldman Sachs Index ETF Series

An ALPS Advisors Solution

SEMI-ANNUAL

ALPS ETF TRUST May 31, 2013

ALPS|GS Momentum Builder® Multi-Asset Index ETF GSMA

www.alpsfunds.com	1

PERFORMANCE OVERVIEW
ALPS | GS MOMENTUM BUILDER® GROWTH MARKETS EQUITIES AND U.S. TREASURIES INDEX ETF May 31, 2013 (Unaudited)

The ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index (the “Index”). The Fund is a “fund of funds” as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes. The Underlying ETFs primarily invest in emerging markets equity securities and U.S. Treasury securities.

FUND PERFORMANCE as of May 31, 2013

	3 Months	YTD	Since Inception*
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF - NAV	-3.02%	-7.64%	-6.24%
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF - Market Price**	-3.02%	-7.60%	6.20%
GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index***	-2.81%	-7.32%	-5.87%
MSCI EM TR Net Index****	-3.52%	-3.42%	-3.16%

Total Expense Ratio (per the current prospectus) 1.29%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	Fund inception date of 12/20/2012.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.
***

GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index holds ETFs whose underlying indexes track the equity markets of large emerging-markets countries and ETFs that track U.S. bond markets.

****	The MSCI EM (Emerging Markets) TR (Total Return) Net Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

An investor cannot invest directly in an index.

TOP HOLDINGS (as a % of Total Investments) as of May 31, 2013

iShares®MSCI Mexico Capped Investable Market Index Fund	30.13%
iShares® MSCI Turkey Index Fund	29.93%
Market Vectors® Indonesia Index ETF	29.83%
iShares® Barclays® 7-10 Year Treasury Bond Fund	10.11%
Top Holdings	100.00%

Holdings are subject to change.

GROWTH OF $10,000 as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in the Fund and the Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2	Semi-Annual Report | May 31, 2013

PERFORMANCE OVERVIEW
ALPS | GS MOMENTUM BUILDER® MULTI-ASSET INDEX ETF May 31, 2013 (Unaudited)

The ALPS | GS Momentum Builder® Multi-Asset Index ETF (the “Fund”) seeks investment results that closely correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Multi-Asset Index (the “Index”). The Fund is a fund of funds as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes (with the exception of one Underlying ETF which is actively managed). The Underlying ETFs invest across asset classes. The Underlying ETFs primarily invest in global equities, including emerging markets, as well as commodities, real estate and U.S. and international fixed income securities.

FUND PERFORMANCE as of May 31, 2013

	3 Months	YTD	Since Inception*
ALPS | GS Momentum Builder® Multi-Asset Index ETF - NAV	-0.83%	-1.10%	-0.55%
ALPS | GS Momentum Builder® Multi-Asset Index ETF - Market Price**	-0.74%	-0.98%	-0.43%
GS Momentum Builder® Multi-Asset Index***	-0.58%	-0.72%	-0.16%
60% S&P 500® Total Return Index and 40% Barclays US Aggregate Index	4.59%	8.64%	8.37%

Total Expense Ratio (per the current prospectus) 1.14%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	Fund inception date of 12/20/2012.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.
***	GS Momentum Builder® Multi-Asset Index holds ETFs spanning across United States, developed and emerging equity markets, commodities, real estate, as well as global fixed income markets.

S&P 500® Total Return Index (SPXTR) is a domestic equity index consisting of 500 stocks representing approximately 75% of the total U.S. equity market focusing on the large-cap sector of the U.S. equities market.

Barclay’s US Aggregate Index is a benchmark index composed of US securities in Treasury, Government-Related, Corporate, and Securitized sectors.

An investor cannot invest directly in an index.

TOP HOLDINGS (as a % of Total Investments) as of May 31, 2013

iShares® MSCI EAFE Index Fund	30.26%
iShares® Dow Jones® U.S. Real Estate Index Fund	29.20%
iShares® Russell 1000® Index Fund	21.23%
iShares® Barclays® 20+ Year Treasury Bond Fund	17.66%
iShares® Russell 2000®Index Fund	1.65%
Top Holdings	100.00%

Holdings are subject to change.

GROWTH OF $10,000 as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in the Fund and the Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.alpsfunds.com	3

PERFORMANCE OVERVIEW
ALPS | GS MOMENTUM BUILDER® ASIA EX-JAPAN EQUITIES AND U.S. TREASURIES INDEX ETF May 31, 2013 (Unaudited)

The ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index (the “Index”). The Fund is a fund of funds as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes. The Underlying ETFs invest primarily in securities of equity markets in Asia (excluding Japan) and U.S. Treasury securities.

FUND PERFORMANCE as of May 31, 2013

	3 Months	YTD	Since Inception [1]
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF - NAV	-6.73%	-5.52%	-4.08%
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF - Market Price**	-6.72%	-5.51%	-4.00%
GS Momentum Builder® Asia Ex-Japan Equities and U.S. Treasuries Index***	-6.50%	-5.16%	-3.69%
MSCI AC Asia Ex-Japan TR Net Index****	-1.53%	-0.01%	0.21%

Total Expense Ratio (per the current prospectus) 1.22%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	Fund inception date of 12/20/2012.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.
***

GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index holds ETFs that track the following equity markets in Asia: India, China, Thailand, Taiwan, Hong Kong, Indonesia, Singapore, Malaysia, South Korea and Australia as well as shares of ETFs who track U.S. fixed income markets.

****

The MSCI AC (All Country) Asia ex–Japan TR (Total Return) Net Index is a free float-adjusted market capitalization weight-ed index that is designed to measure the equity market performance of Asia, excluding Japan. The MSCI AC Asia ex Japan Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.

An investor cannot invest directly in an index.

TOP HOLDINGS (as a % of Total Investments) as of May 31, 2013

Market Vectors® Indonesia Index ETF	30.93%
iShares® MSCI Thailand Capped Investable Market Index Fund	29.61%
iShares® MSCI Australia Index Fund	28.79%
iShares® MSCI Taiwan Index Fund	10.67%
Top Holdings	100.00%

Holdings are subject to change.

GROWTH OF $10,000 as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in the Fund and the Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Semi-Annual Report | May 31, 2013

PERFORMANCE OVERVIEW
ALPS | GS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF May 31, 2013 (Unaudited)

The ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Risk-Adjusted Return U.S. Large Cap Index (the “Index”). The Index includes U.S. securities within the Russell 1000® Index.

FUND PERFORMANCE as of May 31, 2013

	3 Months	YTD	Since Inception [1]
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF - NAV	11.77%	16.29%	15.13%
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF - Market Price**	11.81%	16.28%	15.17%
GS Risk-Adjusted Return U.S. Large Cap Index***	11.95%	16.60%	15.45%
Russell 1000® Total Return Index****	8.09%	15.48%	14.82%

Total Expense Ratio (per the current prospectus) 0.55%

Performance data quoted represent past performance. Past performance is no guarantee of future results so that shares, when redeemed may be worth more or less than their original cost. The investment return and principal value will fluctuate. Current performance may be higher or lower than the performance quoted. Call 1-866-759-5679 for current month end performance.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

*	Fund inception date of 12/20/2012.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.
***

Goldman Sachs Risk-Adjusted Return Index: designed to reflect the performance of a hypothetical portfolio of U.S. stocks that are anticipated to have the highest risk-adjusted returns based on a methodology developed by Goldman, Sachs & Co.

****	The Russell 1000® Total Return Index measures the performance of the 1,000 largest companies in the Russell 3000 Index.

An investor cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Total Investments) as of May 31, 2013

Vertex Pharmaceuticals, Inc.	3.45%
Micron Technology, Inc.	3.30%
Delta Air Lines, Inc.	3.14%
Warner Chilcott PLC, Class A	2.77%
Ford Motor Co.	2.31%
Harman International Industries, Inc.	2.25%
Prudential Financial, Inc.	2.23%
MetLife, Inc.	2.22%
Microsoft Corp.	2.22%
KBR, Inc.	2.19%
Top Ten Holdings	26.08%

Holdings are subject to change.

GROWTH OF $10,000 as of May 31, 2013

Comparison of Change in Value of $10,000 Investment in the Fund and the Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.alpsfunds.com	5

DISCLOSURE OF FUND EXPENSES
May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expense Ratio(a)	Expenses Paid During the Period December 1, 2012 to May 31, 2013
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Actual(c)	$1,000.00	$937.60	0.68%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43	(b)
ALPS | GS Momentum Builder® Multi-Asset Index ETF
Actual(c)	$1,000.00	$994.50	0.68%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43	(b)
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Actual(c)	$1,000.00	$959.20	0.68%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	0.68%	$3.43	(b)
ALPS | GS Risk-Adjusted Return U.S Large Cap Index ETF
Actual(c)	$1,000.00	$1,151.30	0.55%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77	(b)

(a)	Annualized based on the Fund’s most recent fiscal half year expenses.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

(c)	The Fund commenced operations on December 20, 2012 and as such the actual expenses paid during the period were based on 163 days.

6	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS
ALPS | GS MOMENTUM BUILDER® GROWTH MARKETS EQUITIES AND U.S. TREASURIES INDEX ETF May 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (100.04%)
Debt Funds (10.11%)
iShares® Barclays® 7-10 Year Treasury Bond Fund		9,002	$ 948,091

			948,091

Equity Funds (89.93%)
iShares® MSCI Mexico Capped Investable Market Index Fund		41,352	2,826,409
iShares® MSCI Turkey Index Fund		40,516	2,807,354
Market Vectors® Indonesia Index ETF		90,647	2,797,366

			8,431,129

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,666,454)			9,379,220

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (1)	1,676	1,676

TOTAL SHORT TERM INVESTMENTS
(Cost $1,676)			1,676

TOTAL INVESTMENTS (100.06%)
(Cost $9,668,130)			$ 9,380,896

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(5,529)

NET ASSETS (100.00%)			$ 9,375,367

(1)	Less than 0.0005%.

Common Abbreviations:

MSCI - Morgan Stanley Capital International.

ETF - Exchange Traded Fund.

See Notes to Financial Statements.

www.alpsfunds.com	7

SCHEDULE OF INVESTMENTS
ALPS | GS MOMENTUM BUILDER® MULTI-ASSET INDEX ETF May 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (100.06%)
Debt Funds (17.67%)
iShares® Barclays® 20+ Year Treasury Bond Fund		19,122	$2,189,278

			2,189,278

Equity Funds (82.39%)
iShares® Dow Jones® U.S. Real Estate Index Fund		52,678	3,620,032
iShares® MSCI EAFE Index Fund		62,449	3,751,936
iShares® Russell 1000® Index Fund		29,109	2,632,036
iShares® Russell 2000® Index Fund		2,091	204,604

			10,208,608

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,609,209)			12,397,886

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (1)	6,550	6,550

TOTAL SHORT TERM INVESTMENTS
(Cost $6,550)			6,550

TOTAL INVESTMENTS (100.11%)
(Cost $12,615,759)			$12,404,436

‘NET LIABILITIES LESS OTHER ASSETS (-0.11%)			(13,263)

NET ASSETS (100.00%)			$12,391,173

(1)	Less than 0.0005%.

Common Abbreviations:

EAFE - Europe, Australasia, and Far East.

MSCI - Morgan Stanley Capital International.

See Notes to Financial Statements.

8	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS
ALPS | GS MOMENTUM BUILDER® ASIA EX-JAPAN EQUITIES AND U.S. TREASURIES INDEX ETF May 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (100.05%)
Equity Funds (100.05%)
iShares® MSCI Australia Index Fund		113,209	$2,763,432
iShares® MSCI Taiwan Index Fund		75,065	1,023,887
iShares® MSCI Thailand Capped Investable Market Index Fund		33,259	2,842,314
Market Vectors® Indonesia Index ETF		96,205	2,968,886

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,912,547)			9,598,519

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (1)	1,390	1,390

TOTAL SHORT TERM INVESTMENTS
(Cost $1,390)			1,390

TOTAL INVESTMENTS (100.06%)
(Cost $9,913,937)			$9,599,909

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(5,962)

NET ASSETS (100.00%)			$9,593,947

(1)	Less than 0.0005%.

Common Abbreviations:

MSCI - Morgan Stanley Capital International.

ETF - Exchange Traded Fund

See Notes to Financial Statements.

www.alpsfunds.com	9

SCHEDULE OF INVESTMENTS
ALPS | GS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Basic Materials (5.19%)
Allegheny Technologies, Inc.	7,563	$208,512
Allied Nevada Gold Corp.(1)	6,053	46,729
Carpenter Technology Corp.	4,046	194,855
Newmont Mining Corp.	4,245	145,519

		595,615

Communications (5.80%)
IAC/InterActive Corp.	4,078	197,701
Level 3 Communications, Inc.(1)	10,313	221,008
Liberty Global, Inc., Class A(1)	3,350	246,895

		665,604

Consumer, Cyclical (14.11%)
CVS Caremark Corp.	4,157	239,360
Delta Air Lines, Inc.(1)	19,997	360,146
Ford Motor Co.	16,862	264,396
GNC Holdings, Inc., Class A	5,548	249,827
Harman International Industries, Inc.	4,861	258,119
Nu Skin Enterprises, Inc., Class A	4,230	248,724

		1,620,572

Consumer, Non-cyclical (27.85%)
Apollo Group, Inc., Class A(1)	10,090	201,699
Ariad Pharmaceuticals, Inc.(1)	8,683	159,246
Beam, Inc.	3,399	220,391
Cardinal Health, Inc.	4,781	224,516
The Coca-Cola Co.	5,148	205,869
Herbalife, Ltd.	4,214	196,667
Hologic, Inc.(1)	10,298	213,684
Iron Mountain, Inc.	6,133	219,807
Medivation, Inc.(1)	3,590	174,330
Mondelez International, Inc., Class A	7,531	221,863
PepsiCo, Inc.	2,774	224,056
UnitedHealth Group, Inc.	3,582	224,340
Vertex Pharmaceuticals, Inc.(1)	4,925	395,527
Warner Chilcott PLC, Class A	16,502	316,839

		3,198,834

Energy (6.97%)
Apache Corp.	2,519	206,885
Devon Energy Corp.	3,719	211,426
Newfield Exploration Co.(1)	7,883	187,537
ONEOK, Inc.	4,310	194,553

		800,401

Financial (10.66%)
Essex Property Trust, Inc.	1,368	214,968
MetLife, Inc.	5,764	254,826
The PNC Financial Services Group, Inc.	3,496	250,453
Prudential Financial, Inc.	3,702	255,327
Reinsurance Group of America, Inc.	3,774	248,669

		1,224,243

10	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS
ALPS | GS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF May 31, 2013 (Unaudited)

Security Description		Shares	Value
Industrial (8.57%)
CSX Corp.		9,833	$247,890
KBR, Inc.		6,948	250,822
Tidewater, Inc.		4,285	236,061
URS Corp.		5,149	249,418

			984,191

Technology (7.17%)
Micron Technology, Inc.(1)		32,389	378,303
MICROS Systems, Inc.(1)		4,541	191,630
Microsoft Corp.		7,277	253,822

			823,755

Utilities (13.42%)
AES Corp.		18,204	222,089
Calpine Corp.(1)		11,185	227,167
Edison International		4,294	197,266
MDU Resources Group, Inc.		9,426	243,757
NiSource, Inc.		7,907	227,168
Westar Energy, Inc.		6,820	216,330
Xcel Energy, Inc.		7,212	207,129

			1,540,906

TOTAL COMMON STOCKS
(Cost $10,318,779)			11,454,121

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (2)	17,616	17,616

TOTAL SHORT TERM INVESTMENTS
(Cost $17,616)			17,616

TOTAL INVESTMENTS (99.89%)
(Cost $10,336,395)			$11,471,737

NET OTHER ASSETS AND LIABILITIES (0.11%)			12,849

NET ASSETS (100.00%)			$11,484,586

(1)	Non-income producing security.
(2)	Less than 0.0005%.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Liability Company.

See Notes to Financial Statements.

www.alpsfunds.com	11

STATEMENTS OF ASSETS & LIABILITIES
May 31, 2013 (Unaudited)

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS | GS Momentum Builder® Multi-Asset Index ETF	ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS | GS Risk- Adjusted Return U.S Large Cap Index ETF
ASSETS:
Investments, at value	$9,380,896	$12,404,436	$9,599,909	$11,471,737
Cash	6	–	–	–
Interest and dividends receivable	–	–	–	18,200
Total Assets	9,380,902	12,404,436	9,599,909	11,489,937

LIABILITIES:
Payable to custodian	–	5,818	–	–
Payable to advisor	5,535	7,445	5,962	5,351
Total Liabilities	5,535	13,263	5,962	5,351
NET ASSETS	$9,375,367	$12,391,173	$9,593,947	$11,484,586

NET ASSETS CONSIST OF:
Paid-in capital	$10,264,782	$12,611,490	$10,215,105	$10,324,554
Accumulated net investment income/(loss)	(25,979)	41,789	(27,166)	24,690
Accumulated net realized gain/(loss) on investments	(576,202)	(50,783)	(279,964)	–
Net unrealized appreciation/(depreciation) on investments	(287,234)	(211,323)	(314,028)	1,135,342
NET ASSETS	$9,375,367	$12,391,173	$9,593,947	$11,484,586

INVESTMENTS, AT COST	$9,668,130	$12,615,759	$9,913,937	$10,336,395

PRICING OF SHARES
Net Assets	$9,375,367	$12,391,173	$9,593,947	$11,484,586
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	400,002	500,002	400,002	400,002
Net Asset Value, offering and redemption price per share	$23.44	$24.78	$23.98	$28.71

See Notes to Financial Statements.

12	Semi-Annual Report | May 31, 2013

STATEMENTS OF OPERATIONS
For The Period December 20, 2012 (inception) to may 31, 2013 (Unaudited)

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS | GS Momentum Builder® Multi-Asset Index ETF	ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS | GS Risk- Adjusted Return U.S Large Cap Index ETF
INVESTMENT INCOME:
Dividends(a)	$–	$105,900	$–	$74,338
Total Investment Income	–	105,900	–	74,338

EXPENSES:
Investment advisory fee	25,979	30,188	27,166	22,976
TOTAL EXPENSES	25,979	30,188	27,166	22,976
NET INVESTMENT INCOME/(LOSS)	(25,979)	75,712	(27,166)	51,362

Net realized gain/(loss) on investments	(576,202)	(50,783)	(279,964)	–
Net change in unrealized appreciation/ (depreciation) on investments	(287,234)	(211,323)	(314,028)	1,135,342
NET REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS	(863,284)	(262,106)	(593,992)	1,135,342
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(889,415)	$(186,394)	$(621,158)	$1,186,704

(a)	Net of foreign tax witholdings of $0, $181, $0, and $0 respectively.

See Notes to Financial Statements.

www.alpsfunds.com	13

STATEMENTS OF CHANGES IN NET ASSETS
For the Period December 20, 2012 (Inception) to May 31, 2013 (Unaudited)

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS | GS Momentum Builder® Multi-Asset Index ETF	ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS | GS Risk- Adjusted Return U.S Large Cap Index ETF
OPERATIONS:
Net investment income/(loss)	$(25,979)	$75,712	$(27,166)	$51,362
Net realized gain/(loss) on investments	(576,202)	(50,783)	(279,964)	–
Net change in unrealized appreciation/ (depreciation) on investments	(287,234)	(211,323)	(314,028)	1,135,342
Net decrease in net assets resulting from operations	(889,415)	(186,394)	(621,158)	1,186,704

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(33,923)	–	(26,672)
Total distributions	–	(33,923)	–	(26,672)

SHARE TRANSACTIONS:
Proceeds from sale of shares	14,164,135	21,584,216	12,845,595	10,324,554
Cost of shares redeemed	(3,899,353)	(8,972,726)	(2,630,490)	–
Net increase from share transactions	10,264,782	12,611,490	10,215,105	10,324,554
Net increase in net assets	9,375,367	12,391,173	9,593,947	11,484,586

NET ASSETS:
Beginning of period	–	–	–	–
End of period*	$9,375,367	$12,391,173	$9,593,947	$11,484,586

*Including accumulated net investment income/(loss) of:	$(25,979)	$41,789	$(27,166)	$24,690

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	–	–	–	–
Shares sold	550,002	850,002	500,002	400,002
Shares redeemed	(150,000)	(350,000)	(100,000)	–
Shares outstanding, end of period	400,002	500,002	400,002	400,002

See Notes to Financial Statements.

14	Semi-Annual Report | May 31, 2013

FINANCIAL HIGHLIGHTS
For the Period December 20, 2012 (Inception) to May 31, 2013 (Unaudited)

	ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF		ALPS | GS Momentum Builder® Multi-Asset Index ETF		ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF		ALPS | GS Risk- Adjusted Return U.S Large Cap Index ETF
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00		$25.00		$25.00		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.07)		0.19		(0.08)		0.15
Net realized and unrealized gain/(loss) on investments	(1.49)		(0.33)		(0.94)		3.63
Total from Investment Operations	(1.56)		(0.14)		(1.02)		3.78

LESS DISTRIBUTIONS:
From net investment income	–		(0.08)		–		(0.07)
Total Distributions	–		(0.08)		–		(0.07)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.56)		(0.22)		(1.02)		3.71
NET ASSET VALUE, END OF PERIOD	$23.44		$24.78		$23.98		$28.71

TOTAL RETURN(b)	(6.24)%		(0.55)%		(4.08)%		15.13%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$9,375		$12,391		$9,594		$11,485

RATIOS TO AVERAGE NET ASSETS:
Operating expenses	0.68	%(c)	0.68	%(c)	0.68	%(c)	0.55	%(c)
Net investment income/(loss)	(0.68	)%(c)	1.71	%(c)	(0.68	)%(c)	1.23	%(c)

PORTFOLIO TURNOVER RATE(d)	91%		126%		79%		0%

(a)	Calculated using average shares outstanding.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

www.alpsfunds.com	15

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF, ALPS | GS Momentum Builder® Multi-Asset Index ETF, ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF and ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF (each a “Fund” and collectively, the “Funds”). The Funds commenced operations on December 20, 2012.

The investment objective of the ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index.

The investment objective of the ALPS | GS Momentum Builder® Multi-Asset Index ETF is to seek investment results that closely correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Multi-Asset Index.

The investment objective of the ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index.

The investment objective of the ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the GS Risk-Adjusted Return U.S. Large Cap Index.

Each Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units of the Funds are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NAS-DAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security

16	Semi-Annual Report | May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. Exchange-Traded Funds (“ETFs”)

The Funds, except the ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF, primarily invest in Underlying ETFs. When a Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF. The investment performance of the Funds is directly related to the investment performance of the Underlying ETFs in which they invest, and therefore, the Funds are also exposed to the risks arising from the Underlying ETFs’ investments.

D. Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A- 1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

E. Concentration

To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

F. Foreign Investment Risk

An Underlying ETF’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers of U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments. A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country.

G. Emerging Market Securities Risk

An Underlying ETF’s investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country.

www.alpsfunds.com	17

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

H. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. In addition, each Fund intends to distribute at least quarterly amounts representing the full dividend yield net of expenses on the underlying investment securities as if the relevant Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in the relevant Fund). Section 19(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 19(a)-1 thereunder require a Fund to provide a written statement accompanying any such distribution that adequately discloses its source or sources to the extent the source includes something other than net investment income. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the relevant Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19(a)-1 carefully, and should not assume that the source of any distribution from the relevant Fund is net profit.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of May 31, 2013.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by each Fund.

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Cost of investments for income tax purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	$9,669,247	$8,562	$(296,913)	$(288,351)
ALPS | GS Momentum Builder® Multi-Asset Index ETF	$12,624,568	$73,955	$(294,087)	$(220,132)
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	$9,913,946	$84,277	$(398,314)	$(314,037)
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	$10,336,395	$1,461,499	$(326,157)	$1,135,342

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Funds commenced operations on December 20, 2012, no tax returns have been filed as of the date of this report.

18	Semi-Annual Report | May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

K. Fair Value Measurements

Each Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2013:

ALPS | Goldman Sachs Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,379,220	$–	$–	$9,379,220
Short Term Investments	1,676	–	–	1,676
TOTAL	$9,380,896	$–	$–	$9,380,896

ALPS | Goldman Sachs Momentum Builder® Multi-Asset Index ETF

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,397,886	$–	$–	$12,397,886
Short Term Investments	6,550	–	–	6,550
TOTAL	$12,404,436	$–	$–	$12,404,436

ALPS | Goldman Sachs Momentum Builder® Asia Ex-Japan Equities and U.S. Treasuries Index ETF

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,598,519	$–	$–	$9,598,519
Short Term Investments	1,390	–	–	1,390
TOTAL	$9,599,909	$–	$–	$9,599,909

www.alpsfunds.com	19

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

ALPS | Goldman Sachs Risk-Adjusted Return U.S. Large Cap Index ETF

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,454,121	$–	$–	$11,454,121
Short Term Investments	17,616	–	–	17,616
TOTAL	$11,471,737	$–	$–	$11,471,737

*	For detailed sector or industry descriptions, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the period ended May 31, 2013, each Fund did not have any transfers between Level 1 and Level 2 securities. Each Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser a unitary fee for the services and facilities it provides, accrued on average daily net assets and payable on a monthly basis at the annual rates listed below:

Fund	Advisory Fee
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	0.68%
ALPS | GS Momentum Builder® Multi-Asset Index ETF	0.68%
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	0.68%
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	0.55%

Out of the unitary management fees, the Investment Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. In addition, the Investment Adviser’s unitary management fees are designed to compensate the Investment Adviser for providing services for the Funds.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Funds.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Funds.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	$10,950,932	$7,803,347
ALPS | GS Momentum Builder® Multi-Asset Index ETF	20,291,734	12,721,155
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	9,147,349	7,057,313
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	12,796	–

20	Semi-Annual Report | May 31, 2013

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

For the period ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	$10,249,646	$3,154,727
ALPS | GS Momentum Builder® Multi-Asset Index ETF	12,625,716	7,535,516
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	10,212,836	2,110,644
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	10,305,983	–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

www.alpsfunds.com	21

ADDITIONAL INFORMATION
May 31, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds. com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

22	Semi-Annual Report | May 31, 2013

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT
May 31, 2013 (Unaudited)

At an in-person meeting held on September 10, 2012, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the four Goldman ETFs: ALPS | GS Momentum Builder Growth Markets Index ETF, ALPS | GS Momentum Builder Multi-Asset Index ETF, ALPS | GS Momentum Builder Asia ex-Japan Index ETF and the ALPS | GS Risk Adjusted Return US Large Cap Index ETF (collectively, “Goldman ETFs”). The Independent Trustees also met separately to consider the Advisory Agreement.

In evaluating the Advisory Agreement for the Goldman ETFs, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the funds under the Advisory Agreement, (ii) costs to the Adviser of its services; and (iii) the extent to which economies of scale would be realized if and as each funds’ assets increase and whether the fee levels in the Advisory Agreement reflect these economies of scale.

The Board of Trustees, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Goldman ETFs. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Goldman ETFs, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the indices for the Goldman ETFs, financial information regarding the Adviser, its parent company, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Goldman ETFs, the anticipated financial support, the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Adviser. Based upon their review, the Board concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Goldman ETFs are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Goldman ETFs as well as the fact that the Adviser agreed to pay all of the Goldman ETFs’ expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on its review, the Board concluded that the expected profitability of the Goldman ETFs to the Adviser was not unreasonable.

The Board reviewed the comparative fee information, including Lipper data and separate peer group analysis prepared by ALPS. In determining the weight to be accorded the Lipper and ALPS comparative fee data respectively, the Board took into account ALPS arguments that Lipper did not, in assembling its peer group, appropriately reflect the unique characteristics of the Goldman ETFs. Based on its review, the Board concluded that the fees proposed to be charged (i.e. 0.68% for the ALPS | GS Momentum ETFs and 0.55% for ALPS GS Risk Adjusted ETF), were competitive. The Board considered the extent to which economies of scale would be realized as the Goldman ETFs grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of each Fund’s investors. Because each of the Goldman ETFs are newly organized, the Board reviewed the unitary advisory fee proposed for the Goldman ETFs and anticipated expenses of each Fund and determined to review economies of scale in the future when the Goldman ETFs had attracted assets.

The Board also considered other benefits that may be realized by the Adviser from its relationship with the Goldman ETFs.

In voting to approve the separate Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement were reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

www.alpsfunds.com	23

INTENTIONALLY LEFT BLANK

VelocityShares

SEMI-ANNUAL | MAY 31, 2013

VELOCITYSHARES EMERGING MARKETS DR ETF | EMDR
VELOCITYSHARES RUSSIA SELECT DR ETF | RUDR
VELOCITYSHARES EMERGING ASIA DR ETF | ASDR

www.velocitysharesetfs.com	1

PERFORMANCE OVERVIEW
VelocityShares Emerging Markets DR ETF May 31, 2013 (Unaudited)

The VelocityShares Emerging Markets DR ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the BNY Mellon Emerging markets DR Index (the “Underlying Index”). The Exchange Traded Fund (ETF) normally invests at least 90% of its total assets in depositary receipts (DR) that constitute its Underlying Index.

TOP 10 HOLDINGS^ (% of Investments) as of 5.31.13
Samsung Electronics Co. Ltd., GDR	11.74%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.44%
China Mobile Ltd., Sponsored ADR	3.48%
Gazprom OAO, Sponsored ADR	2.87%
Banco Bradesco SA, ADR	2.69%
Petroleo Brasileiro SA, Class A, Sponsored ADR	2.54%
Itau Unibanco Holding SA, ADR	2.44%
America Movil SAB de CV, Series L, ADR	2.24%
Sberbank of Russia, Sponsored ADR	2.06%
Lukoil OAO, Sponsored ADR	2.00%
Total % of Top 10 Holdings	36.50%

^ Future holdings are subject to change.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT as of 5.31.13

Comparison of Change in Value of a hypothetical $10,000 investment in the VelocityShares Emerging Markets DR ETF.

COUNTRY ALLOCATION^ (% of Investments) as of 5.31.13
Brazil	20.39%
South Korea	17.53%
China	15.04%
Russia	14.26%
Taiwan	8.93%
India	7.13%
Mexico	6.65%
Chile	2.53%
South Africa	2.42%
Turkey	1.14%
Colombia	0.99%
Indonesia	0.71%
Philippines	0.38%
Argentina	0.37%
Egypt	0.33%
Nigeria	0.33%
Kazakhstan	0.27%
Peru	0.25%
Lebanon	0.23%
Oman	0.08%
Ukraine	0.04%

^ Future allocations are subject to change.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN as of 5.31.13
Since Inception*
VelocityShares Emerging Markets DR ETF - NAV	-0.92%
VelocityShares Emerging Markets DR ETF - Market Price**	-6.54%
BNYM Emerging Market DR TR Index	-0.45%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced operations on April 5, 2013. Total return for a period of less than one year is not annualized.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

BNY Mellon Emerging Markets DR Index: is a capitalization-weighted Index that is designed to reflect the performance of a portfolio of emerging market-based US listed ADRs and LSE-traded GDRs that satisfy the Index’s coverage requirements. An investor cannot directly invest in an index.“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

2	Semi-Annual Report | May 31, 2013

PERFORMANCE OVERVIEW

VelocityShares Russia Select DR ETF

May 31, 2013 (Unaudited)

The VelocityShares Russia Select DR ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the BNY Mellon Russia Select DR index (the “Underlying Index”). The Exchange Traded Fund (ETF) normally invests at least 90% of its total assets in depository receipts (DR) that constitute its Underlying Index.

TOP 10 HOLDINGS^ (% of Investments) as of 5.31.13
Gazprom OAO, Sponsored ADR	20.56%
Sberbank of Russia, Sponsored ADR	14.72%
Magnit OJSC, Sponsored GDR	5.57%
Uralkali OJSC, Sponsored GDR	4.41%
Mobile Telesystems OJSC, Sponsored ADR	4.19%
Lukoil OAO, Sponsored ADR	4.10%
Tatneft OAO, Sponsored ADR	3.75%
Rosneft OAO, GDR	3.72%
Surgutneftegas OAO, Sponsored ADR	3.62%
MMC Norilsk Nickel OJSC, ADR	3.37%
Total % of Top 10 Holdings	68.01%

^ Future holdings are subject to change.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT as of 5.31.13

Comparison of Change in Value of a hypothetical $ 10,000 investment in the VelocityShares Russia Select DR ETF.

INDUSTRY ALLOCATION^ (% of Investments) as of 5.31.13
Integrated Oil	35.98%
Regional Banks	16.97%
Food Retail	7.95%
Wireless Telecommunications	7.72%
Chemicals: Agricultural	6.19%
Oil & Gas Production	3.77%
Other Metals/Minerals	3.39%
Specialty Communications	2.59%
Steel	2.51%
Major Communications	2.13%
Oilfield Services/Equipment	1.55%
Internet Software/Services	1.51%
Pharmaceuticals: Other	1.40%
Railroads	1.31%
Homebuilding	1.30%
Contract Drilling	1.24%
Electric Utilities	1.22%
Construction Materials	0.64%
Other Transportation	0.63%

^ Future allocations are subject to change.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN as of 5.31.13
Since Inception*
VelocityShares Russia Select DR ETF - NAV	-3.36%
VelocityShares Russia Select DR ETF - Market Price**	-3.62%
BNYM Russia Select DR TR Index	-1.30%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced operations on April 5, 2013. Total return for a period of less than one year is not annualized.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

BNY Mellon Russia Select DR Index: is a capitalization-weighted Index that is designed to reflect the performance of a portfolio of Russian-based US listed ADRs and LSE-traded GDRs that satisfy the Index’s coverage requirements. An investor cannot directly invest in an index.

“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

www.velocitysharesetfs.com	3

PERFORMANCE OVERVIEW
VelocityShares Emerging Asia DR ETF May 31, 2013 (Unaudited)

The VelocityShares Emerging Asia Dr ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the BNy mellon Emerging Asia Dr index (the “underlying index”). The Exchange Traded Fund (ETF) normally invests at least 90% of its total assets in depository receipts (Dr) that constitute its underlying index.

TOP 10 HOLDINGS^ (% of Investments) as of 5.31.13
Samsung Electronics Co. Ltd., GDR	23.82%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.94%
China Mobile Ltd., Sponsored ADR	7.05%
CNOOC Ltd., ADR	3.63%
Baidu, Inc., Sponsored ADR	3.39%
Hon Hai Precision Industry Co. Ltd., GDR	3.32%
PetroChina Co. Ltd., ADR	3.17%
POSCO, ADR	3.05%
Reliance Industries Ltd., Sponsored GDR	2.95%
Infosys Ltd., Sponsored ADR	2.62%
Total % of Top 10 Holdings	61.94%

^ Future holdings are subject to change.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT as of 5.31.13

Comparison of Change in Value of a hypothetical $10,000

investment in the VelocityShares Emerging Asia DR ETF.

COUNTRY ALLOCATION^ (% of Investments) as of 5.31.13
South Korea	35.36%
China	30.15%
Taiwan	17.92%
India	14.31%
Indonesia	1.46%
Philippines	0.80%

^ Future allocations are subject to change.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN as of 5.31.13	Since Inception*
VelocityShares Emerging Asia DR ETF - NAV	3.04%
VelocityShares Emerging Asia DR ETF - Market Price**	6.14%
BNYM Emerging Market Asia DR TR	3.27%

Total Expense Ratio (per the current prospectus) 0.65%

*	The Fund commenced operations on April 5, 2013. Total return for a period of less than one year is not annualized.
**	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

BNY Mellon Emerging Asia DR Index: is a capitalization-weighted Index that is designed to reflect the performance of a portfolio of emerging Asia-based US listed ADRs and LSE-traded GDRs that satisfy the Index’s coverage requirements. An investor cannot directly invest in an index.“VelocityShares” and the VelocityShares logo are trademarks of VelocityShares Index & Calculation Services, a division of VelocityShares, LLC.

4	Semi-Annual Report | May 31, 2013

DISCLOSURE OF FUND EXPENSE

May 31, 2013 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through may 31, 2013.

Actual Return: The first line of the table provides information about actual account values and actual expenses. you may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. you may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. in addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/01/12	Ending Account Value 05/31/13	Expense Ratio(a)	Expenses Paid During Period 12/01/12(b) - 05/31/13
Velocity Shares Emerging Markets DR ETF
Actual(c)	$1,000.00	$990.80	0.65%	$0.96
Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28
Velocity Shares Russia Select DR ETF
Actual(c)	$1,000.00	$966.40	0.65%	$0.95
Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28
Velocity Shares Emerging Asia DR ETF
Actual(c)	$1,000.00	$1,030.40	0.65%	$0.98
Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized based on the Fund’s most recent fiscal half-year expenses.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365.

(c)	Actual Expenses Paid During Period is based on expenses paid since inception of the Funds on April 5, 2013.

www.velocitysharesetfs.com	5

SCHEDULE OF INVESTMENTS
VelocityShares Emerging Markets DR ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.61%)
Argentina (0.33%)
Alto Palermo SA, ADR	2	$30
Banco Macro SA, ADR(a)	55	831
BBVA Banco Frances SA, ADR(a)	67	273
Cresud SACIF y A, Sponsored ADR	49	396
Empresa Distribuidora Y Comercializadora Norte, ADR(a)	14	35
Grupo Financiero Galicia SA, ADR	130	719
IRSA Inversiones y Representaciones SA, Sponsored ADR	34	321
Pampa Energia SA, Sponsored ADR(a)	82	268
Petrobras Argentina SA, ADR	104	439
Telecom Argentina SA, Sponsored ADR	37	561
Transportadora de Gas del Sur SA, Sponsored ADR	54	97
YPF SA, Sponsored ADR	302	4,349

		8,319

Brazil (10.94%)
Banco Bradesco SA, ADR	3,344	53,939
Banco Bradesco SA, ADR	790	12,640
Banco Santander Brasil SA/Brazil, ADR	822	5,861
BrasilAgro - Co. Brasileira de Propriedades Agricolas, Sponsored ADR(a)	153	786
Braskem SA, Sponsored ADR(a)	116	1,827
BRF - Brasil Foods SA, ADR	1,071	24,986
Centrais Eletricas Brasileiras SA, Sponsored ADR	426	1,099
Cia de Bebidas das Americas, Class C, ADR	247	9,275
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	534	6,793
Cia Energetica de Minas Gerais, Class C, Sponsored ADR	104	1,089
Cia Energetica de Minas Gerais, Sponsored ADR	847	8,826
Cia Siderurgica Nacional SA, Sponsored ADR	1,187	3,739
CPFL Energia SA, ADR	173	3,683
Embraer SA, ADR	244	8,850
Fibria Celulose SA, Sponsored ADR(a)	349	3,832
Gafisa SA, ADR(a)	340	1,190
Gerdau SA, Sponsored ADR	1,400	8,554
Gol Linhas Aereas Inteligentes SA, ADR(a)	166	740
Oi SA, ADR	1,313	2,455
Oi SA, Class C, ADR	425	825
Petroleo Brasileiro SA, ADR	2,631	46,753
Telefonica Brasil SA, ADR	455	11,243
Tim Participacoes SA, ADR	249	4,771
Ultrapar Participacoes SA, Sponsored ADR	647	16,324

Security Description	Shares	Value
Brazil (10.94%) (continued)
Vale SA, Sponsored ADR	2,141	$30,830

		270,910

Chile (2.51%)
Administradora de Fondos de Pensiones Provida SA, Sponsored ADR	17	1,563
Banco de Chile, ADR	36	3,204
Banco Santander Chile, ADR	244	5,941
Cencosud SA, ADR	556	8,718
Cia Cervecerais Unidas SA, ADR	86	2,294
Corpbanca SA, ADR	163	2,903
Embotelladora Andina SA, Class A, ADR	26	776
Embotelladora Andina SA, Class B, ADR	50	1,912
Empresa Nacional de Electricidad SA/Chile, Sponsored ADR	171	8,206
Enersis SA, Sponsored ADR	606	10,157
Latam Airlines Group SA, Sponsored ADR	484	8,635
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	142	6,593
Vina Concha y Toro SA, Sponsored ADR	30	1,193

		62,095

China (14.91%)
21Vianet Group, Inc., ADR(a)	48	439
51job, Inc., ADR(a)	14	840
7 Days Group Holdings Ltd., ADR(a)	31	423
Acorn International, Inc., ADR(a)	9	21
Acquity Group Ltd., Sponsored ADR(a)	4	51
Actions Semiconductor Co. Ltd., ADR(a)	106	314
Agria Corp., ADR(a)	43	45
AirMedia Group, Inc., ADR(a)	67	125
Aluminum Corp. of China Ltd., ADR(a)	246	2,426
ATA, Inc./China, ADR	10	43
AutoNavi Holdings Ltd., ADR(a)	43	515
Baidu, Inc., Sponsored ADR(a)	439	42,425
Bitauto Holdings Ltd., ADR(a)	28	286
Bona Film Group Ltd., Sponsored ADR(a)	12	57
Camelot Information Systems, Inc., ADR(a)	62	110
Changyou.com Ltd., ADR	17	523
Charm Communications, Inc., ADR	10	51
China Digital TV Holding Co. Ltd., ADR	82	131
China Distance Education Holdings Ltd., ADR	14	85
China Eastern Airlines Corp. Ltd., ADR(a)	50	837
China Finance Online Co. Ltd., ADR(a)	19	29
China Hydroelectric Corp., ADR(a)	38	93
China Life Insurance Co. Ltd., ADR	803	30,650

6	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS

VelocityShares Emerging Markets DR ETF

May 31, 2013 (Unaudited)

Security Description	Shares	Value
China (14.91%) (continued)
China Lodging Group Ltd., Sponsored ADR(a)	28	$447
China Ming Yang Wind Power Group Ltd., ADR(a)	101	184
China Mobile Ltd., Sponsored ADR	1,662	86,092
China Nepstar Chain Drugstore Ltd., ADR(a)	40	68
China New Borun Corp., ADR(a)	12	17
China Petroleum & Chemical Corp., ADR	317	32,274
China Southern Airlines Co. Ltd., Sponsored ADR	55	1,252
China Sunergy Co. Ltd., ADR(a)	8	15
China Techfaith Wireless Communication Technology Ltd., ADR(a)	57	62
China Telecom Corp. Ltd., ADR	216	10,033
China Unicom Hong Kong Ltd., ADR	665	9,011
China Xiniya Fashion Ltd., Sponsored ADR(a)	34	37
China Zenix Auto International Ltd., ADR(a)	23	59
ChinaCache International Holdings Ltd., Sponsored ADR(a)	22	100
ChinaEdu Corp., ADR(a)	24	144
CNinsure, Inc., ADR(a)	44	271
CNOOC Ltd., ADR	256	44,503
Concord Medical Services Holdings Ltd., Sponsored ADR(a)	37	152
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	11	75
Ctrip.com International Ltd., ADR(a)	225	7,009
Daqo New Energy Corp., ADR(a)	6	43
E-Commerce China Dangdang, Inc., Sponsored ADR(a)	87	559
E-House China Holdings Ltd., ADR	111	551
eLong, Inc., Sponsored ADR(a)	4	56
Giant Interactive Group, Inc., ADR	156	1,320
Guangshen Railway Co. Ltd., Sponsored ADR	44	966
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	67	107
Home Inns & Hotels Management, Inc., ADR(a)	15	435
Huaneng Power International, Inc., Sponsored ADR	124	5,008
IFM Investments Ltd., ADR(a)	9	27
iSoftStone Holdings Ltd., ADR(a)	69	326
JA Solar Holdings Co. Ltd., ADR(a)	44	323
Jiayuan.com International Ltd., ADR	21	118
JinkoSolar Holding Co. Ltd., ADR(a)	18	143
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	1	2
KongZhong Corp., ADR(a)	40	264

Security Description	Shares	Value
China (14.91%) (continued)
Ku6 Media Co. Ltd., Sponsored ADR(a)	21	$27
LDK Solar Co. Ltd., ADR(a)	103	160
Le Gaga Holdings Ltd., ADR(a)	34	127
Lentuo International, Inc., Sponsored ADR(a)	18	80
Linktone Ltd., ADR(a)	27	101
Mecox Lane Ltd., ADR(a)	7	19
Mindray Medical International Ltd., ADR	134	5,497
NetEase, Inc., ADR	114	7,288
New Oriental Education & Technology Group, Sponsored ADR	206	4,600
Ninetowns Internet Technology Group Co. Ltd., ADR(a)	35	57
Noah Education Holdings Ltd., ADR(a)	22	31
Noah Holdings Ltd., Sponsored ADR	27	333
NQ Mobile, Inc., ADR(a)	18	146
O2Micro International Ltd., ADR(a)	46	159
Ossen Innovation Co. Ltd., Sponsored ADR(a)	13	9
Pactera Technology International Ltd., ADR(a)	125	835
Perfect World Co. Ltd., Sponsored ADR	62	957
PetroChina Co. Ltd., ADR	346	40,025
Phoenix New Media Ltd., ADR(a)	52	242
Qihoo 360 Technology Co. Ltd., ADR(a)	120	5,257
RDA Microelectronics, Inc., Sponsored ADR	28	300
ReneSola Ltd., ADR(a)	99	199
Renren, Inc., ADR(a)	211	667
Semiconductor Manufacturing International Corp., ADR(a)	732	2,935
Shanda Games Ltd., Sponsored ADR(a)	119	490
Simcere Pharmaceutical Group, ADR(a)	31	290
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	37	1,336
Sky-mobi Ltd., Sponsored ADR(a)	15	52
SouFun Holdings Ltd., ADR	26	695
Spreadtrum Communications, Inc., ADR	60	1,168
TAL Education Group, ADR	53	577
Taomee Holdings Ltd., Sponsored ADR(a)	16	62
The9 Ltd., ADR(a)	29	92
Trina Solar Ltd., Sponsored ADR(a)	120	701
Vimicro International Corp., ADR(a)	30	43
Vipshop Holdings Ltd., ADR(a)	23	689
VisionChina Media, Inc., ADR(a)	5	11
WSP Holdings Ltd., ADR(a)	5	15
WuXi PharmaTech Cayman, Inc., ADR(a)	110	2,252

www.velocitysharesetfs.com	7

SCHEDULE OF INVESTMENTS
VelocityShares Emerging Markets DR ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
China (14.91%) (continued)
Xinyuan Real Estate Co. Ltd., ADR	51	$224
Xueda Education Group, Sponsored ADR	45	142
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	307	3,088
Yingli Green Energy Holding Co. Ltd., ADR(a)	166	473
Youku Tudou, Inc., ADR(a)	199	4,070
YY, Inc., ADR(a)	12	344
Zuoan Fashion Ltd., Sponsored ADR(a)	14	38

		369,475

Colombia (0.99%)
Bancolombia SA, Sponsored ADR	133	7,701
Ecopetrol SA, Sponsored ADR	386	16,733

		24,434

Egypt (0.33%)
Commercial International Bank Egypt SAE, GDR(b)	934	4,670
Egyptian Financial Group-Hermes Holding, GDR(a)	250	525
Orascom Telecom Holding SAE, GDR(a)(b)	822	2,680
Orascom Telecom Media And Technology Holding SAE, GDR	788	236

		8,111

India (7.07%)
Axis Bank Ltd., GDR(b)	359	9,348
Dr. Reddy’s Laboratories Ltd., ADR	130	4,806
GAIL India Ltd., GDR(b)	79	2,716
HDFC Bank Ltd., ADR	618	24,868
ICICI Bank Ltd., Sponsored ADR	456	20,506
Infosys Ltd., Sponsored ADR	779	32,523
Larsen & Toubro Ltd., GDR(b)	230	5,778
Mahindra & Mahindra Ltd., Sponsored GDR	472	8,095
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	198	1,375
Rediff.Com India Ltd., ADR(a)	23	64
Reliance Industries Ltd., Sponsored GDR(c)	1,264	36,239
Sify Technologies Ltd., Sponsored ADR(a)	38	75
State Bank of India, GDR(b)	105	7,712
Sterlite Industries India Ltd., ADR	316	2,092
Tata Communications Ltd., ADR	53	379
Tata Motors Ltd., Sponsored ADR	294	8,064
Tata Steel Ltd., GDR(b)	366	1,965
Wipro Ltd., ADR	944	7,205
WNS Holdings Ltd., ADR(a)	80	1,288

		175,098

Security Description	Shares	Value
Indonesia (0.71%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	388	$17,538

Kazakhstan (0.26%)
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	140	1,021
Kazkommertsbank JSC, GDR(a)(b)	220	438
KazMunaiGas Exploration Production JSC, GDR(b)	258	4,012
Zhaikmunai LP, GDR(b)	95	1,109

		6,580

Lebanon (0.23%)
Banque Audi SAL-Audi Saradar Group, GDR(b)	409	2,781
BLOM Bank SAL, GDR(b)	108	950
Solidere, GDR(b)	166	2,017

		5,748

Mexico (6.59%)
America Movil SAB de CV, Series A, ADR	60	1,198
America Movil SAB de CV, Series L, ADR	2,786	55,469
Cemex SAB de CV, Sponsored ADR(a)	1,816	20,884
Coca-Cola Femsa SAB de CV, Sponsored ADR	40	5,854
Desarrolladora Homex SAB de CV, ADR(a)	57	268
Empresas ICA SAB de CV, Sponsored ADR(a)	224	1,615
Fomento Economico Mexicano SABde CV, Sponsored ADR	309	33,554
Gruma SAB de CV, Sponsored ADR(a)	59	1,048
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	39	1,088
Grupo Aeroportuario del Pacifico SAB de CV, ADR	58	3,049
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	28	3,356
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR(a)	1,041	16,469
Grupo Simec SAB de CV, Sponsored ADR(a)	50	684
Grupo Televisa SAB de CV, Sponsored ADR	629	16,404
Industrias Bachoco SAB de CV, Sponsored ADR	12	413
Ternium SA, Sponsored ADR	83	1,934

		163,287

Nigeria (0.33%)
Guaranty Trust Bank PLC, GDR(b)	913	8,126

8	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS

VelocityShares Emerging Markets DR ETF

May 31, 2013 (Unaudited)

Security Description	Shares	Value
Oman (0.08%)
BankMuscat SAOG, GDR(b)	303	$2,121

Peru (0.25%)
Cementos Pacasmayo SAA, ADR	72	918
Cia de Minas Buenaventura SA, ADR	289	5,188

		6,106

Phillipines (0.38%)
Philippine Long Distance Telephone Co., Sponsored ADR	130	9,357

Russia (14.13%)
AFI Development PLC, GDR(a)(b)	295	189
Cherkizovo Group OJSC, GDR(a)(b)	51	519
Etalon Group Ltd., GDR(a)(b)	186	706
Eurasia Drilling Co. Ltd., GDR(b	49	2,021
Federal Hydrogenerating Co. JSC, ADR(a)	1,939	2,806
Gazprom Neft OAO, Sponsored ADR(a)	59	1,120
Gazprom OAO, Sponsored ADR(a)	9,416	71,185
Global Ports Investments PLC, GDR(b)	61	826
Globaltrans Investment PLC, Sponsored GDR(b)	159	2,417
Hydraulic Machines and Systems Group PLC, GDR(b)	52	190
IG Seismic Service PLC, GDR(a)(b)	8	216
LSR Group, GDR(b)	412	1,493
Lukoil OAO, Sponsored ADR	838	49,526
Magnit OJSC, Sponsored GDR(a)(b)	476	26,061
Magnitogorsk Iron & Steel Works, Sponsored GDR(b)	398	1,158
Mail.ru Group Ltd., GDR(b)	125	3,490
Mechel, Sponsored ADR	215	645
MegaFon OAO, GDR(a)	145	4,534
MMC Norilsk Nickel OJSC, ADR	1,013	14,668
Mobile Telesystems OJSC, Sponsored ADR	793	15,281
NOMOS-BANK, GDR(a)(b)	15	199
Nord Gold NV, GDR(a)(b)	66	165
NovaTek OAO, Sponsored GDR(b)	131	14,698
Novolipetsk Steel OJSC, GDR(b)	103	1,435
Novorossiysk Commercial Sea Port PJSC, GDR(b)	88	581
O’Key Group SA, GDR(b)	58	722
Pharmstandard OJSC, GDR(a)(b)	109	2,467
Phosagro OAO, GDR(b)	127	1,665
PIK Group, GDR(a)(b)	449	885
Ros Agro PLC, GDR(a)(b)	46	253
Rosneft OAO, GDR(b)	1,659	11,024
Rostelecom OJSC, Sponsored ADR	376	7,144
Sberbank of Russia, Sponsored ADR(a)	4,132	51,071

Security Description	Shares	Value
Russia (14.13%) (continued)
Severstal OAO, GDR(b)	275	$2,159
Sistema JSFC, Sponsored GDR(b)	273	5,212
Surgutneftegas OAO, Sponsored ADR(a)	1,509	11,423
Tatneft OAO, Sponsored ADR(a)	352	12,232
TMK OAO, GDR(b)	84	921
Uralkali OJSC, Sponsored GDR(b)	410	14,821
VimpelCom Ltd., Sponsored ADR	356	3,542
VTB Bank OJSC, GDR(a)(b)	1,965	5,706
X5 Retail Group NV, GDR(a)(b)	135	2,673

		350,049

South Africa (2.40%)
AngloGold Ashanti Ltd., Sponsored ADR	598	10,848
DRDGOLD Ltd., Sponsored ADR	61	358
Gold Fields Ltd., Sponsored ADR	1,143	6,938
Harmony Gold Mining Co. Ltd., Sponsored ADR	574	2,399
Sappi Ltd., Sponsored ADR(a)	747	1,815
Sasol Ltd., Sponsored ADR	813	36,081
Sibanye Gold Ltd., Sponsored ADR(a)	285	1,032

		59,471

South Korea (16.14%)
Gravity Co. Ltd., Sponsored ADR(a)	18	19
Hyundai Motor Co., GDR(b)	59	2,370
KB Financial Group, Inc., ADR	620	20,243
Korea Electric Power Corp., Sponsored ADR(a)	884	10,414
KT Corp., Sponsored ADR	401	6,761
LG Display Co. Ltd., ADR(a)	695	9,535
LG Electronics, Inc., GDR(b)(c)	36	513
Lotte Shopping Co. Ltd., GDR(c)	433	7,019
POSCO, ADR	544	38,434
Samsung Electronics Co. Ltd., GDR(b)	385	260,260
Shinhan Financial Group Co. Ltd., ADR	768	27,325
SK Telecom Co. Ltd., ADR	557	11,307
Woori Finance Holdings Co. Ltd., ADR	182	5,709

		399,909

Taiwan (8.86%)
Acer, Inc., Sponsored GDR(a)(b)	826	3,169
Advanced Semiconductor Engineering, Inc., ADR	1,858	7,804
AU Optronics Corp., Sponsored ADR(a)	1,401	6,248
China Steel Corp., Sponsored GDR	1,008	16,955
Chunghwa Telecom Co. Ltd., ADR	610	19,130
Himax Technologies, Inc., ADR	148	1,067

www.velocitysharesetfs.com	9

SCHEDULE OF INVESTMENTS
VelocityShares Emerging Markets DR ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
Taiwan (8.86%) (continued)
Hon Hai Precision Industry Co. Ltd., GDR(b)	8,117	$41,031
Silicon Motion Technology Corp., ADR	53	596
Siliconware Precision Industries Co., Sponsored ADR	918	5,278
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	5,888	109,870
United Microelectronics Corp., Sponsored ADR	3,809	8,265

		219,413

Turkey (1.13%)
Turkcell Iletisim Hizmetleri AS, ADR(a)	496	7,624
Turkiye Garanti Bankasi AS, ADR	3,617	20,309

		27,933

Ukraine (0.04%)
Avangardco Investments Public Ltd., GDR(a)	23	222
MHP SA, GDR(b)	37	688

		910

TOTAL COMMON STOCKS (Cost $2,222,201)		2,194,990

PREFERRED STOCK (10.55%)
Argentina (0.03%)
Nortel Inversora SA, Class B, ADR	41	699

Brazil (9.28%)
Centrais Eletricas Brasileiras SA, Class B, ADR	357	1,703
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	222	10,914
Cia de Bebidas das Americas, ADR	1,208	45,989
Cia Paranaense de Energia, Sponsored ADR	157	2,444
Itau Unibanco Holding SA, ADR	4,011	60,325
Petroleo Brasileiro SA, Class A, Sponsored ADR	3,382	63,040
Vale SA, Sponsored ADR	3,377	45,522

		229,937

Russia (0.00%)(d)
Mechel, Sponsored ADR	178	157

South Korea (1.24%)
Samsung Electronics Co. Ltd., GDR(b)	71	30,636

TOTAL PREFERRED STOCK (Cost $272,588)		261,429

	7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.34%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(e)	8,343	$8,343

TOTAL SHORT TERM INVESTMENTS (Cost $8,343)				8,343

TOTAL INVESTMENTS (99.50%) (Cost $2,503,132)				$2,464,762

NET OTHER ASSETS AND LIABILITIES (0.50%)				12,253

NET ASSETS (100.00%)				$2,477,015

(a)	Non-income producing security.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $502,358, representing 20.28% of the Fund’s net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $ 43,771, representing 1.77% of the Fund’s net assets.

(d)	Less than 0.005%.
(e)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Anonim Sirket is the Turkish term for Incorporation.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

JSFC - Joint Stock Financial Corporation.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public

         limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term

            for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries,

        mostly those emloying the civil law.

SAA - Sociedad Anonima Abierta is the Peruvian term used

           for companies with 20 or more shareholders.

SAB de CV - A variable capital company.

10	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS

VelocityShares Emerging Markets DR ETF

May 31, 2013 (Unaudited)

SACIF y A - Sociedad Anonima Comercial, Industrial,

               Financiera Y Agropecuaria.

SAE - Societe Anonyme Egyptienne is the French term for a

          Joint Stock Company in Egypt.

SAL - Societe Anonyme Libanaise is the French term for a

          Joint Stock Company in Lebanon.

SAOG - Societe Anonyme Omanaise Generale the term for an

              Open Joint Stock Company in Oman.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term

                for a limited liability company.

See Notes to Financial Statements.

www.velocitysharesetfs.com	11

SCHEDULE OF INVESTMENTS
VelocityShares Russia Select DR ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.47%)
Chemicals: Agricultural (6.16%)
Phosagro OAO, GDR(a)	3,222	$42,241
Uralkali OJSC, Sponsored GDR(a)	2,948	106,570

		148,811

Construction Materials (0.63%)
LSR Group, GDR(a)	4,220	15,293

Contract Drilling (1.23%)
Eurasia Drilling Co. Ltd., GDR(a)	723	29,824

Electric Utilities (1.22%)
Federal Hydrogenerating Co. JSC, ADR(b)	20,301	29,376

Food Retail (7.91%)
Magnit OJSC, Sponsored GDR(a)(b)	2,460	134,685
O’Key Group SA, GDR(a)	1,673	20,829
X5 Retail Group NV, GDR(a)(b)	1,800	35,640

		191,154

Homebuilding (1.29%)
Etalon Group Ltd., GDR(a)(b)	4,299	16,311
PIK Group, GDR(a)(b)	7,547	14,875

		31,186

Integrated Oil (35.79%)
Gazprom Neft OAO, Sponsored ADR(b)	1,048	19,901
Gazprom OAO, Sponsored ADR(b)	65,701	496,700
Lukoil OAO, Sponsored ADR	1,678	99,170
NovaTek OAO, Sponsored GDR(a)	638	71,584
Rosneft OAO, GDR(a)	13,532	89,920
Surgutneftegas OAO, Sponsored ADR(b)	11,557	87,486

		864,761

Internet Software/Services (1.50%)
Mail.ru Group Ltd., GDR(a)	1,299	36,268

Major Communications (2.12%)
Sistema JSFC, Sponsored GDR(a)	2,684	51,238

Oil & Gas Production (3.75%)
Tatneft OAO, Sponsored ADR(b)	2,606	90,558

Oilfield Services/Equipment (1.55%)
Global Ports Investments
PLC, GDR(a)	1,445	19,565
TMK OAO, GDR(a)	1,625	17,810

		37,375

Other Metals/Minerals (3.37%)
MMC Norilsk Nickel OJSC, ADR	5,623	81,421

Security Description	Shares	Value
Other Transportation (0.62%)
Novorossiysk Commercial Sea Port PJSC, GDR(a)	2,280	$15,048

Pharmaceuticals: Other (1.39%)
Pharmstandard OJSC, GDR(a)(b)	1,486	33,628

Railroads (1.31%)
Globaltrans Investment PLC, Sponsored GDR(a)	2,075	31,540

Regional Banks (16.88%)
Sberbank of Russia, Sponsored ADR(b)	28,782	355,745
VTB Bank OJSC, GDR(a)(b)	17,941	52,101

		407,846

Specialty Communications (2.58%)
Rostelecom OJSC, Sponsored ADR	3,281	62,339

Steel (2.49%)
Mechel, Sponsored ADR(b)	4,297	12,891
Novolipetsk Steel OJSC, GDR(a)	1,537	21,410
Severstal OAO, GDR(a)	3,309	25,976

		60,277

Wireless Telecommunications (7.68%)
MegaFon OAO, GDR(b)	1,519	47,499
Mobile Telesystems OJSC, Sponsored ADR	5,250	101,167
VimpelCom Ltd., Sponsored ADR	3,709	36,905

		185,571

TOTAL COMMON STOCKS
(Cost $2,502,687)		2,403,514

	7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.13%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(c)	3,086	3,086

TOTAL SHORT TERM INVESTMENTS (Cost $3,086)				3,086

TOTAL INVESTMENTS (99.60%) (Cost $2,505,773)				$2,406,600

NET OTHER ASSETS AND LIABILITIES (0.40%)				9,661

NET ASSETS (100.00%)				$2,416,261

12	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS

VelocityShares Russia Select DR ETF

May 31, 2013 (Unaudited)

(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $882,354, representing 36.52% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

JSFC - Joint Stock Financial Corporation.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public

         limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term

            for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries,

        mostly those emloying the civil law.

See Notes to Financial Statements.

www.velocitysharesetfs.com	13

SCHEDULE OF INVESTMENTS
VelocityShares Emerging Asia DR ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.95%)
China (30.01%)
21Vianet Group, Inc., ADR(a)	200	$1,828
51job, Inc., ADR(a)	58	3,480
7 Days Group Holdings Ltd., ADR(a)	130	1,775
Acorn International, Inc., ADR(a)	44	103
Acquity Group Ltd., Sponsored ADR(a)	18	231
Actions Semiconductor Co. Ltd., ADR(a)	446	1,320
Agria Corp., ADR(a)	180	189
AirMedia Group, Inc., ADR(a)	286	532
Aluminum Corp. of China Ltd., ADR(a)	1,040	10,254
ATA, Inc./China, ADR	42	182
AutoNavi Holdings Ltd., ADR(a)	184	2,204
Baidu, Inc., Sponsored ADR(a)	1,809	174,822
Bitauto Holdings Ltd., ADR(a)	116	1,184
Bona Film Group Ltd., Sponsored ADR(a)	48	228
Camelot Information Systems, Inc., ADR(a)	258	459
Changyou.com Ltd., ADR	70	2,152
Charm Communications, Inc., ADR	42	215
China Digital TV Holding Co. Ltd., ADR	348	557
China Distance Education Holdings Ltd., ADR	58	353
China Eastern Airlines Corp. Ltd., ADR(a)	208	3,484
China Finance Online Co. Ltd., ADR(a)	80	122
China Hydroelectric Corp., ADR(a)	164	402
China Life Insurance Co. Ltd., ADR	3,322	126,801
China Lodging Group Ltd., Sponsored ADR(a)	116	1,852
China Ming Yang Wind Power Group Ltd., ADR(a)	426	775
China Mobile Ltd., Sponsored ADR	7,011	363,170
China Nepstar Chain Drugstore Ltd., ADR(a)	172	294
China New Borun Corp., ADR(a)	50	69
China Petroleum & Chemical Corp., ADR	1,314	133,778
China Southern Airlines Co. Ltd., Sponsored ADR	228	5,189
China Sunergy Co. Ltd., ADR(a)	32	59
China Techfaith Wireless Communication Technology Ltd., ADR(a)	238	257
China Telecom Corp. Ltd., ADR	941	43,709
China Unicom Hong Kong Ltd., ADR	2,873	38,929

Security Description	Shares	Value
China (30.01%) (continued)
China Xiniya Fashion Ltd., Sponsored ADR(a)	142	$156
China Zenix Auto International Ltd., ADR(a)	102	263
ChinaCache International Holdings Ltd., Sponsored ADR(a)	90	411
ChinaEdu Corp., ADR(a)	100	599
CNinsure, Inc., ADR(a)	188	1,160
CNOOC Ltd., ADR	1,075	186,878
Concord Medical Services Holdings Ltd., Sponsored ADR(a)	154	633
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	44	302
Ctrip.com International Ltd., ADR(a)	948	29,530
Daqo New Energy Corp., ADR(a)	24	172
E-Commerce China Dangdang, Inc., Sponsored ADR(a)	368	2,363
E-House China Holdings Ltd., ADR	466	2,311
eLong, Inc., Sponsored ADR(a)	14	197
Giant Interactive Group, Inc., ADR	654	5,533
Guangshen Railway Co. Ltd., Sponsored ADR	188	4,127
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	278	445
Home Inns & Hotels Management, Inc., ADR(a)	68	1,971
Huaneng Power International, Inc., Sponsored ADR	522	21,084
IFM Investments Ltd., ADR(a)	40	119
iSoftStone Holdings Ltd., ADR(a)	294	1,391
JA Solar Holdings Co. Ltd., ADR(a)	190	1,395
Jiayuan.com International Ltd., ADR	86	485
JinkoSolar Holding Co. Ltd., ADR(a)	74	588
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	4	9
KongZhong Corp., ADR(a)	168	1,109
Ku6 Media Co. Ltd., Sponsored ADR(a)	88	114
LDK Solar Co. Ltd., ADR(a)	406	629
Le Gaga Holdings Ltd., ADR(a)	148	554
Lentuo International, Inc., Sponsored ADR(a)	76	336
Linktone Ltd., ADR(a)	110	411
Mecox Lane Ltd., ADR(a)	30	82
Mindray Medical International Ltd., ADR	568	23,299
NetEase, Inc., ADR	486	31,070
New Oriental Education & Technology Group, Sponsored ADR	868	19,382

14	Semi-Annual Report | May 31, 2013

SCHEDULE OF INVESTMENTS

VelocityShares Emerging Asia DR ETF

May 31, 2013 (Unaudited)

Security Description	Shares	Value
China (30.01%) (continued)
Ninetowns Internet Technology Group Co. Ltd., ADR(a)	146	$237
Noah Education Holdings Ltd., ADR(a)	92	131
Noah Holdings Ltd., Sponsored ADR	118	1,456
NQ Mobile, Inc., ADR(a)	76	617
O2Micro International Ltd., ADR(a)	198	683
Ossen Innovation Co. Ltd., Sponsored ADR(a)	54	38
Pactera Technology International Ltd., ADR(a)	526	3,514
Perfect World Co. Ltd., Sponsored ADR	264	4,074
PetroChina Co. Ltd., ADR	1,412	163,340
Phoenix New Media Ltd., ADR(a)	222	1,035
Qihoo 360 Technology Co. Ltd., ADR(a)	506	22,168
RDA Microelectronics, Inc., Sponsored ADR	144	1,542
ReneSola Ltd., ADR(a)	416	836
Renren, Inc., ADR(a)	890	2,812
Semiconductor Manufacturing International Corp., ADR(a)	3,082	12,359
Shanda Games Ltd., Sponsored ADR(a)	498	2,052
Simcere Pharmaceutical Group, ADR(a)	128	1,196
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	154	5,559
Sky-mobi Ltd., Sponsored ADR(a)	62	213
SouFun Holdings Ltd., ADR	114	3,049
Spreadtrum Communications, Inc., ADR	254	4,943
TAL Education Group, ADR	226	2,459
Taomee Holdings Ltd., Sponsored ADR(a)	66	256
The9 Ltd., ADR(a)	122	387
Trina Solar Ltd., Sponsored ADR(a)	504	2,943
Vimicro International Corp., ADR(a)	124	179
Vipshop Holdings Ltd., ADR(a)	94	2,817
VisionChina Media, Inc., ADR(a)	22	50
WSP Holdings Ltd., ADR(a)	26	79
WuXi PharmaTech Cayman, Inc., ADR(a)	462	9,457
Xinyuan Real Estate Co. Ltd., ADR	212	931
Xueda Education Group, Sponsored ADR	186	586
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	1,292	12,998
Yingli Green Energy Holding Co. Ltd., ADR(a)	696	1,984
Youku Tudou, Inc., ADR(a)	838	17,137
YY, Inc., ADR(a)	52	1,490
Zuoan Fashion Ltd., Sponsored ADR(a)	56	151

		1,545,824

Security Description	Shares	Value
India (14.24%)
Axis Bank Ltd., GDR(b)	1,510	$39,320
Dr. Reddy’s Laboratories Ltd., ADR	546	20,186
GAIL India Ltd., GDR(b)	334	11,483
HDFC Bank Ltd., ADR	2,590	104,222
ICICI Bank Ltd., Sponsored ADR	1,881	84,588
Infosys Ltd., Sponsored ADR	3,230	134,852
Larsen & Toubro Ltd., GDR(b)	974	24,467
Mahindra & Mahindra Ltd., Sponsored GDR	1,984	34,026
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	832	5,778
Rediff.Com India Ltd., ADR(a)	96	265
Reliance Industries Ltd., Sponsored GDR(c)	5,293	151,750
Sify Technologies Ltd., Sponsored ADR(a)	164	323
State Bank of India, GDR(b)	442	32,465
Sterlite Industries India Ltd., ADR	1,330	8,805
Tata Communications Ltd., ADR	226	1,614
Tata Motors Ltd., Sponsored ADR	1,265	34,699
Tata Steel Ltd., GDR(b)	1,538	8,259
Wipro Ltd., ADR	4,080	31,132
WNS Holdings Ltd., ADR(a)	340	5,474

		733,708

Indonesia (1.45%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,655	74,806

Phillipines (0.79%)
Philippine Long Distance Telephone Co., Sponsored ADR	567	40,813

South Korea (32.63%)
Gravity Co. Ltd., Sponsored ADR(a)	76	81
Hyundai Motor Co., GDR(b)	246	9,882
KB Financial Group, Inc., ADR	2,598	84,825
Korea Electric Power Corp., Sponsored ADR(a)	3,826	45,070
KT Corp., Sponsored ADR	1,763	29,724
LG Display Co. Ltd., ADR	3,003	41,201
LG Electronics, Inc., GDR(b)(c)	150	2,136
Lotte Shopping Co. Ltd., GDR(c)	1,828	29,632
POSCO, ADR	2,226	157,267
Samsung Electronics Co. Ltd., GDR(b)	1,619	1,094,444
Shinhan Financial Group Co. Ltd., ADR	3,178	113,073
SK Telecom Co. Ltd., ADR	2,400	48,720
Woori Finance Holdings Co. Ltd., ADR	787	24,688

		1,680,743

www.velocitysharesetfs.com	15

SCHEDULE OF INVESTMENTS
VelocityShares Emerging Asia DR ETF May 31, 2013 (Unaudited)

Security Description	Shares	Value
Taiwan (17.83%)
Acer, Inc., Sponsored GDR(a)(b)	3,478	$13,342
Advanced Semiconductor Engineering, Inc., ADR	8,024	33,701
AU Optronics Corp., Sponsored ADR(a)	5,966	26,608
China Steel Corp., Sponsored GDR	4,005	67,364
Chunghwa Telecom Co. Ltd., ADR	2,558	80,219
Himax Technologies, Inc., ADR	626	4,513
Hon Hai Precision Industry Co. Ltd., GDR(b)	33,854	171,132
Silicon Motion Technology Corp., ADR	228	2,563
Siliconware Precision Industries Co., Sponsored ADR	3,966	22,804
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	24,682	460,566
United Microelectronics Corp., Sponsored ADR	16,546	35,905

		918,717

TOTAL COMMON STOCKS (Cost $4,878,180)		4,994,611

PREFERRED STOCKS (2.57%)
South Korea (2.57%)
Samsung Electronics Co. Ltd., GDR(b)	307	132,471

TOTAL PREFERRED STOCKS (Cost $115,041)		132,471

	7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(d)	1,868	1,868

TOTAL SHORT TERM INVESTMENTS (Cost $1,868)				1,868

TOTAL INVESTMENTS (99.56%) (Cost $4,995,089)				$5,128,950

NET OTHER ASSETS AND LIABILITIES (0.44%)				22,754

NET ASSETS (100.00%)				$5,151,704

(a)	Non-income producing security.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $1,545,178, representing 30.00% of the Fund’s net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $183,518, representing 3.56% of the Fund’s net assets.

(d)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Ltd. - Limited.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term

                for a limited liability company.

See Notes to Financial Statements.

16	Semi-Annual Report | May 31, 2013

STATEMENTS OF ASSETS & LIABILITIES

May 31, 2013 (Unaudited)

	VelocityShares Emerging Markets DR ETF	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF
ASSETS:
Investments, at value	$2,464,762	$2,406,600	$5,128,949
Cash	484	–	–
Receivable for investments sold	514	–	2,122
Dividends receivable	12,674	11,064	23,540
Total Assets	2,478,434	2,417,664	5,154,611

LIABILITIES:
Payable to advisor	1,419	1,403	2,907
Total Liabilities	1,419	1,403	2,907
NET ASSETS	$2,477,015	$2,416,261	$5,151,704

NET ASSETS CONSIST OF:
Paid-in capital	$2,512,192	$2,617,099	$5,000,050
Accumulated net investment income	20,040	14,313	18,031
Accumulated net realized loss on investments	(16,847)	(115,978)	(237)
Net unrealized appreciation/(depreciation) on investments	(38,370)	(99,173)	133,860
NET ASSETS	$2,477,015	$2,416,261	$5,151,704

INVESTMENTS, AT COST	$2,503,132	$2,505,773	$4,995,089

PRICING OF SHARES
Net Assets	$2,477,015	$2,416,261	$5,151,704
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01per share)	50,001	50,001	100,001
Net Asset Value, offering and redemption price per share	$49.54	$48.32	$51.52

See Notes to Financial Statements.

www.velocitysharesetfs.com	17

STATEMENTS OF OPERATIONS
For the Period April 5, 2013 (Inception) to May 31, 2013 (Unaudited)

	VelocityShares Emerging Markets DR ETF	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF
INVESTMENT INCOME:
Dividends(a)	$23,112	$17,344	$22,934
Total Investment Income	23,112	17,344	22,934

EXPENSES:
Investment advisory fee	3,072	3,031	4,903
Total Expenses	3,072	3,031	4,903
NET INVESTMENT INCOME	20,040	14,313	18,031

Net realized loss on investments	(16,847)	(115,978)	(237)
Net change in unrealized appreciation/(depreciation) on investments	(38,370)	(99,173)	133,860
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(55,217)	(215,151)	133,623
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,177)	$(200,838)	$151,654

(a)	Net of foreign withholding tax of $1,514, $2,624, and $2,168, respectively.

See Notes to Financial Statements.

18	Semi-Annual Report | May 31, 2013

STATEMENT OF CHANGES IN NET ASSETS

For the Period April 5, 2013 (Inception) to

May 31, 2013 (Unaudited)

	VelocityShares Emerging Markets DR ETF	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF
OPERATIONS:
Net investment income	$20,040	$14,313	$18,031
Net realized loss on investments	(16,847)	(115,978)	(237)
Net change in unrealized appreciation/ (depreciation) on investments	(38,370)	(99,173)	133,860
Net increase/(decrease) in net assets resulting from operations	(35,177)	(200,838)	151,654

SHARE TRANSACTIONS:
Proceeds from sale of shares	5,000,050	5,000,050	5,000,050
Cost of shares redeemed	(2,487,858)	(2,382,951)	–
Net increase from share transactions	2,512,192	2,617,099	5,000,050
Net increase in net assets	2,477,015	2,416,261	5,151,704

NET ASSETS:
Beginning of period	–	–	–
End of period*	$2,477,015	$2,416,261	$5,151,704

*Including accumulated net investment income of:	$20,040	$14,313	$18,031

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	–	–	–
Shares sold	100,001	100,001	100,001
Shares redeemed	(50,000)	(50,000)	–
Shares outstanding, end of period	50,001	50,001	100,001

See Notes to Financial Statements.

www.velocitysharesetfs.com	19

FINANCIAL HIGHLIGHTS
For the Shares Outstanding For the Period Presented

	VelocityShares Emerging Markets DR ETF	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF
	For the Period April 5, 2013 (Inception) Through May 31, 2013 (Unaudited)(a)	For the Period April 5, 2013 (Inception) Through May 31, 2013 (Unaudited)(a)	For the Period April 5, 2013 (Inception) Through May 31, 2013 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$50.00	$50.00	$50.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.32	0.23	0.18
Net realized and unrealized gain/(loss) on investments	(0.78)	(1.91)	1.34
Total from Investment Operations	(0.46)	(1.68)	1.52

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.46)	(1.68)	1.52
NET ASSET VALUE, END OF PERIOD	$49.54	$48.32	$51.52

TOTAL RETURN(c)	(0.92)%	(3.36)%	3.04%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,477	$2,416	$5,152

RATIOS TO AVERAGE NET ASSETS:
Net investment income(d)	4.24%	3.07%	2.39%
Operating expenses(d)	0.65%	0.65%	0.65%
PORTFOLIO TURNOVER RATE(e)	1%	5%	0%

(a)	The Velocityshares Emerging Markets ETF, the Velocity Shares Russia Select DR ETF and the VelocityShares Emerging Asia DR ETF commenced operations on April 5, 2013.
(b)	Calculated using average shares outstanding.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

20	Semi-Annual Report | May 31, 2013

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2013, the Trust consists of thirteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF and Velocity Shares Emerging Asia DR ETF (each a “Fund” and collectively, the “Funds”). The Funds commenced operations on April 5, 2013.

The investment objective of the VelocityShares Emerging Markets DR ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the BNY Mellon Emerging Markets DR Index (the “Underlying Index”).

The investment objective of the VelocityShares Russia Select DR ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the BNY Mellon Russia Select DR Index (the “Underlying Index”).

The investment objective of the Velocity Shares Emerging Asia DR ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the BNY Mellon Emerging Asia DR Index (the “Underlying Index”).

Each Fund’s Shares (“Shares”) are listed on The NASDAQ Stock Market LLC (“NASDAQ”). Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NASDAQ, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation;

www.velocitysharesetfs.com	21

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

B. Concentration of Risk

The Funds seek to track the Underlying Indexes, which may have concentrations in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Funds.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of May 31, 2013.

Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by each Fund.

As of May 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Cost of investments for income tax purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)
VelocityShares Emerging Markets DR ETF	$2,503,144	$81,492	$(119,873)	$(38,381)
VelocityShares Russia Select DR ETF	$2,505,991	$53,046	$(152,437)	$(99,391)
VelocityShares Emerging Asia DR ETF	$4,995,089	$261,975	$(128,115)	$133,860

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2013, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Funds’ inception date was April 5, 2013, no tax returns have been filed as of the date of this report.

22	Semi-Annual Report | May 31, 2013

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (Unaudited)

G. Fair Value Measurements

Each Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2013:

VelocityShares Emerging Markets DR ETF

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,194,990	$–	$–	$2,194,990
Preferred Stocks	261,429	–	–	261,429
Short Term Investments	8,343	–	–	8,343
TOTAL	$2,464,762	$–	$–	$2,464,762

VelocityShares Emerging Russia Select DR ETF
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,403,514	$–	$–	$2,403,514
Short Term Investments	3,086	–	–	3,086
TOTAL	$2,406,600	$–	$–	$2,406,600

VelocityShares Emerging Asia DR ETF
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,994,611	$–	$–	$4,994,611
Preferred Stocks	132,471	–	–	132,471
Short Term Investments	1,868	–	–	1,868
TOTAL	$5,128,950	$–	$–	$5,128,950

*	For detailed country and industry descriptions, see the accompanying Schedule of Investments.

www.velocitysharesetfs.com	23

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

Each Fund recognizes transfers between levels as of the end of the period. For the period ended May 31, 2013, each Fund did not have any transfers between Level 1 and Level 2 securities. Each Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser a unitary fee for the services and facilities it provides, accrued daily on average net assets and payable on a monthly basis, at the annual rates listed below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
VelocityShares Emerging Markets DR ETF	0.65%
VelocityShares Russia Select DR ETF	0.65%
VelocityShares Emerging Asia DR ETF	0.65%

Out of the unitary management fees, the Investment Adviser pays substantially all expenses of the Funds, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. In addition, the Investment Adviser’s unitary management fees are designed to compensate the Investment Adviser for providing services for the Funds.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Funds.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Funds.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $5,000, $3,750 for each regularly scheduled Board meeting attended and $1,500 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
VelocityShares Emerging Markets DR ETF	$44,674	$25,330
VelocityShares Russia Select DR ETF	$173,015	$132,470
VelocityShares Emerging Asia DR ETF	$80,101	$21,870

For the period ended May 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
	Purchases	Sales
VelocityShares Emerging Markets DR ETF	$4,980,058	$2,487,766
VelocityShares Russia Select DR ETF	$4,961,152	$2,383,032
VelocityShares Emerging Asia DR ETF	$4,935,228	$–

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

24	Semi-Annual Report | May 31, 2013

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

www.velocitysharesetfs.com	25

ADDITIONAL INFORMATION
May 31, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies and information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, (1) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov; (2) upon request, by calling (toll-free) 1-866-513-5856; and (3) on the Trust’s website located at http://www.alpsfunds.com.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) on the SEC’s website at http://www.sec.gov; (2) by calling (toll-free) 1-866-513-5856; (3) on the Trust’s website located at http://www.alpsfunds.com; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (toll-free) 1-800-732-0330.

26	Semi-Annual Report | May 31, 2013

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

May 31, 2013 (Unaudited)

At an in-person meeting held on December 10, 2012, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF, and Velocity Shares Emerging Asia DR ETF, (collectively, “VS ETFs”). The Independent Trustees also met separately to consider the Advisory Agreement.

In evaluating the Advisory Agreement for the VS ETFs, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the funds under the Advisory Agreement, (ii) costs to the Adviser of its services; and (iii) the extent to which economies of scale would be realized if and as each Fund’s assets increase and whether the fee levels in the Advisory Agreement reflect these economies of scale.

The Board of Trustees, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the VS ETFs. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the VS ETFs, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the indices for the VS ETFs, financial information regarding the Adviser, its parent company, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the VS ETFs, the anticipated financial support, the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Adviser. Based upon their review, the Board concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the VS ETFs are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the VS ETFs as well as the fact that the Adviser agreed to pay all of the VS ETFs’ expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on its review, the Board concluded that the expected profitability of the VS ETFs to the Adviser was not unreasonable.

The Board reviewed the comparative fee information, including Lipper data. Based on its review, the Board concluded that the fees proposed to be charged (i.e. 0.65% for the VS ETFs), were competitive. The Board considered the extent to which economies of scale would be realized as the VS ETFs grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of each Fund’s investors. Because the VS ETFs are newly organized, the Board reviewed the unitary advisory fee proposed for the VS ETFs and anticipated expenses of each Fund and determined to review economies of scale in the future when the VS ETFs had attracted assets.

The Board also considered other benefits that may be realized by the Adviser from its relationship with the VS ETFs.

In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement were reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

www.velocitysharesetfs.com	27

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., distributor for the ETFs.

VEL000133

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 5, 2013

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan (Principal Financial Officer)
Treasurer

Date:	August 5, 2013